                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-4443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                   09/30/2003
                                   ----------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-4443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-4443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-4443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-4443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-4443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-4443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO IMAGE]

SEMIANNUAL REPORT SEPTEMBER 30, 2003

[PHOTO IMAGE]

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

CALIFORNIA

FLORIDA

MASSACHUSETTS

NEW JERSEY

NEW YORK

OHIO

PENNSYLVANIA

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads play an important role in the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in lower-quality, higher-yielding bonds. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                            Sincerely,

                                            /s/ Thomas J. Fetter
                                            Thomas J. Fetter
                                            President
                                            November 5, 2003

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2003

MARKET RECAP

While the pace of job growth was disappointing, the U.S. economy improved noticeably in the six months ended September 30, 2003. The passage of significant tax legislation appeared to give consumer spending a boost. Capital spending, which has lagged the recovery rate of past expansions, was at last showing signs of recovery in late summer and early fall, as manufacturers of industrial equipment reported stronger orders.

TECHNOLOGY, RETAILING AND CONSTRUCTION HAVE LED THE ECONOMY IN THE EARLY STAGES OF RECOVERY...

A nascent recovery was evident in several key sectors of the economy. Technology companies, especially semiconductor manufacturers and suppliers, have reported robust demand. The manufacturing sector also saw a pickup in activity, with industrial segments, such as machine tools, faring well, as factories began to refit their plants. The retail sector - with the exception of weak auto sales - was very strong, as consumer confidence rose and tax cuts filtered into consumers' pockets. Despite a rise in mortgage rates, residential construction maintained its strong momentum, although the commercial side was quite sluggish.

WITH SLOW JOB GROWTH AND MANAGEABLE INFLATION, THE FEDERAL RESERVE HAS KEPT INTEREST RATES LOW...

Gross Domestic Product expanded 3.3% in the second quarter of 2003, followed by a 7.2% rise in the third quarter. However, despite the rebounding economy, the labor market remained stagnant through much of the year - the nation's jobless rate was 6.1% in September 2003. While large employers were slow to rehire, the pace of layoffs slowed considerably. Job growth was stronger among temporary agencies and smaller firms, which have generated the lion's share of new jobs in recent years.

Core inflation has generally been contained. Prices for finished goods, consumer staples and services have seen little change. However, prices for some commodities have witnessed a sharp rise, including lumber, plywood, steel and natural gas. Meanwhile, gasoline prices, which spiked dramatically during the prime summer driving season, have since fallen back slightly. With inflation largely held at bay, the Federal Reserve has maintained an accommodative monetary policy. The Fed lowered its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June.

[CHART]

                    INTERMEDIATE-TERM MUNICIPAL BOND YIELDS
                          WERE 86% OF TREASURY YIELDS

                                  2.43%                            3.74%

5-Year AAA-rated                                Taxable equivalent yield
General Obligation (GO) Bonds*                  in 35.0% tax bracket

                                  2.82%

5-Year Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of September 30, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

However, while the decline in short-term interest rates helped revive the stock market, longer-term interest rates moved slightly higher, prompting a bond market pullback. Ten-year Treasury bond yields - which were at 3.80% at March 31, 2003 -rose to 3.93% by September 30, 2003 in response to a reviving economy. The Lehman Brothers Municipal Bond Index had a total return of 2.66% for the six months ended September 30, 2003.*

FACING RISING BUDGET SHORTFALLS, BELEAGUERED STATES HAVE BEEN FORCED TO RAISE TAXES...

Despite lower federal tax rates, the rationale for tax-exempt income has remained intact. Many state governments have enacted income tax hikes and fee increases to make up for revenue shortfalls and budget deficits. Thus, while one portion of the tax burden has fallen, another portion has grown more onerous for many taxpayers. For that reason, we believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of tax-conscious investors.

* It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2003

INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

- The California economy showed signs of a rebound in 2003, although the pace of recovery remained slow. Health care, hospitality and residential construction were the major sources of new jobs. Manufacturing remained sluggish, with technology still slow to gain traction. The state's September 2003 jobless rate was 6.4%, down from 6.7% a year ago.

- Given the state's difficult financial situation, management focused intently on maintaining superior credit quality. The Portfolio had its largest sector weighting in insured* general obligation bonds (GOs), which provided secure income together with diversification among state, city and county issues.

- Special tax revenue bonds were a major commitment for the Portfolio. These issues provide municipalities an alternative financing method for the infrastructure, utilities and transportation projects that are needed to support California's rapid population growth.

- Lease revenue/certificates of participation were significant holdings. These instruments are used by cities, counties, and special districts to provide lease financing for various municipal projects.

- Management maintained a well-diversified Portfolio, while continuing to improve call protection. Ample call protection can provide protection against untimely calls and improve performance characteristics.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  76
- Effective Maturity:                8.4 years
- Average Rating:                    AA+
- Average Call:                      7.7 years
- Average Dollar Price:              $102.56

THE FUND

-  During the six months ended September 30, 2003, the Fund's Class A and
   Class B shares had total returns of 1.86% and 1.49%, respectively.(1) For Class A, this return resulted from no change in net asset value (NAV) per share on September 30, 2003 from $10.54 on March 31, 2003, and the reinvestment of $0.195 in tax-free income.(2) For Class B, this return resulted from no change in NAV per share from $10.50, and the reinvestment of $0.156 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2003 of $10.54 per share for Class A and $10.50 for Class B, the Fund's distribution rates were 3.68% and 2.93%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 6.24% and 4.97%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003 were 3.13% and 2.45%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.31% and 4.16%, respectively.(4)

[CHART]

Rating Distribution(6)

AAA                   77.2%
AA                     2.5%
A                      2.9%
BBB                    4.6%
BB                     0.7%
Non-Rated             12.1%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2003


PERFORMANCE(7)                                               CLASS A      CLASS B
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                      1.70%        0.88%
Five Years                                                    4.36         3.55
Ten Years                                                      N/A         3.75
Life of Fund+                                                 5.24         4.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                     -0.61%        -2.06%
Five Years                                                    3.89          3.55
Ten Years                                                      N/A          3.75
Life of Fund+                                                 4.90          4.44

+ Inception Dates - Class A: 6/27/96; Class B: 5/29/92

[CHART]

5 LARGEST SECTORS(6)
By total net assets

Insured - General Obligations*           27.6%
Special Tax Revenue                       9.7%
Insured - Special Tax Revenue*            8.8%
Insured - Electric Utilities*             8.6%
Insured - Lease Revenue/COPs*             6.6%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(2) Aportion of the Fund's income may be subject to federal income and/or alternative minimum tax, and state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV).
(4) Taxable-equivalent rates assume maximum 41.05% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/03 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2003

INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

- Florida again led the region in job creation in 2003. The service sector remained strong, paced by health care and education, while high gas prices slightly hurt the tourism sector. Construction continued to generate new jobs, as single-family homebuilding benefited from still-low interest rates. The state's job- less rate was 5.2% in September 2003, down from 5.4% a year ago.

- Management continued to find opportunities in insured* water and sewer bonds, the Portfolio's largest sector weighting at September 30, 2003. Backed by water system bill payments, these issues financed projects to upgrade the water facilities for many Florida communities.

- Insured* general obligations bonds (GOs) were again a major investment focus. The Portfolio's large exposure to high-quality bonds was noteworthy, as the uncertain pace of economic recovery put a premium on credit selection.

- Insured* special tax revenue bonds represented a significant investment. These issues provided a financing alternative for a diverse range of facilities for Florida cities and towns faced with the infrastructure needs of growing communities.

- Management maintained a well-diversified Portfolio, while continuing to improve call protection. Ample call protection can provide protection against untimely calls and improve performance characteristics.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  76
- Effective Maturity:                8.5 years
- Average Rating:                    AA+
- Average Call:                      8.1 years
- Average Dollar Price:              $105.74

THE FUND

- During the six months ended September 30, 2003, the Fund's Class A, Class B and Class C shares had total returns of 2.27%, 1.90% and 1.93%, respectively.(1) For Class A and Class B, this return resulted from an increase in net asset value (NAV) per share to $10.52 on September 30, 2003 from $10.48 on March 31, 2003, and the reinvestment of $0.197 in tax-free income for Class A and $0.158 for Class B.(2) For Class C, this return resulted from an increase in NAV per share to $9.93 from $9.89, and the reinvestment of $0.150 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2003 of $10.52 per share for Class A and Class B, and $9.93 for Class C, distribution rates were 3.75%, 2.99% and 3.02%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 5.77%, 4.60% and 4.65%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2003 were 3.25%, 2.59% and 2.59%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.00%, 3.98% and 3.98%, respectively.(4)

[CHART]

Rating Distribution(6)

AAA                 80.5%
AA                   8.3%
A                    3.1%
BBB                  1.9%
Non-Rated            6.2%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(7)                                   CLASS A     CLASS B      CLASS C
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                           3.46%       2.71%       2.69%
Five Years                                         4.57        3.81        3.78
Ten Years                                           N/A        3.78         N/A
Life of Fund+                                      5.12        4.47        3.71

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                           1.16%      -0.28%       1.70%
Five Years                                         4.10        3.81        3.78
Ten Years                                           N/A        3.78         N/A
Life of Fund+                                      4.79        4.47        3.71

+ Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C:12/8/93

[CHART]

5 LARGEST SECTORS(6)
By total net assets

Insured - Water & Sewer*                 20.4%
Insured - General Obligations*           12.6%
Insured - Special Tax Revenue*           10.4%
Insured - Transportation*                 9.9%
Insured - Electric Utilities*             9.3%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) Aportion of the Fund's income may be subject to federal income and/or alternative minimum tax, and state intangibles tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV).
(4) Taxable-equivalent rates assume maximum 35.00% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/03 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2003

INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

- The Massachusetts economy has improved in recent months, as rising demand for technology products and improving financial markets have boosted the state's leading industries. The construction sector has been supported by a strong housing market. The state's September 2003 jobless rate was 5.7%, up from 5.5% a year ago.

- Insured* general obligations bonds (GOs) represented the Portfolio's largest sector weighting at September 30, 2003. With the state and local communities reporting lower revenues, insured* bonds provided quality and an added measure of security.

- Education bonds were among the Portfolio's major investments. Institutions whose applications consistently exceed placement capacity tend to enjoy stable tuition income, even as other municipal sectors may face declining revenues.

- Management maintained a significant exposure to essential services bonds, including insured* transportation bonds. These issues receive revenues from fees and tolls, which are typically less subject to economic vagaries than are industrial issuers.

- The Portfolio remained very selective within the hospital sector. With this competitive industry facing the pressure of new reimbursement rules, management focused on institutions with sound financial structures, good management and a solid market share.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  88
- Effective Maturity:                8.5 years
- Average Rating:                    AA
- Average Call:                      8.0 years
- Average Dollar Price:              $108.29

THE FUND

- During the six months ended September 30, 2003, the Fund's Class A, Class B and Class C shares had total returns of 2.16%, 1.78% and 1.71%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.48 on September 30, 2003 from $10.45 on March 31, 2003, and the reinvestment of $0.194 in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.46 from $10.43, and the reinvestment of $0.155 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV/per share to $10.03 from $10.01, and the reinvestment of $0.150 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2003 of $10.48 per share for Class A, $10.46 for Class B and $10.03 for Class C, distribution rates were 3.72%, 2.96% and 2.99%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 6.04%, 4.81% and 4.86%, respectively.(4)

- The SEC30-day yields for Class A, B and C shares at September 30, 2003 were 3.22%, 2.56% and 2.56%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.23%, 4.16% and 4.16%, respectively.(4)

[CHART]

Rating Distribution(6)

AAA                   60.4%
AA                    17.1%
A                      6.7%
BBB                   13.1%
BB                     0.3%
Non-Rated              2.4%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2003


PERFORMANCE(7)                                   CLASS A     CLASS B      CLASS C
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                           3.23%       2.45%       2.43%
Five Years                                         4.41        3.56        3.64
Ten Years                                           N/A        3.79         N/A
Life of Fund+                                      5.18        4.40        3.82

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                           0.93%      -0.53%       1.44%
Five Years                                         3.94        3.56        3.64
Ten Years                                           N/A        3.79         N/A
Life of Fund+                                      4.85        4.40        3.82

+ Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C:12/8/93

[CHART]

5 LARGEST SECTORS(6)
By total net assets

Insured - General Obligations*          16.4%
Education                               13.6%
Insured - Transportation*               11.4%
Hospital                                 9.3%
Escrowed/Prerefunded                     6.5%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) Aportion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV).
(4) Taxable-equivalent rates assume maximum 38.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/03 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2003

INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

- The New Jersey economy showed signs of recovery in 2003, as earlier weakness gave way to growing optimism from employers and increased spending by business. Health care and business services each remained a major source of new employment. The state's September 2003 jobless rate was 5.8%, down from 6.0% a year ago.

- Insured* general obligation bonds (GOs) remained the Portfolio's largest sector commitment at September 30, 2003. With investments focused primarily on local school districts and board of education bonds, these insured* issues represented high quality issuers and reliable revenues in an uncertain climate.

- Insured* water and sewer bonds again proved a good source of income. As essential services, these utilities tend to enjoy relatively stable revenues irrespective of the economy. The Portfolio found opportunities in bonds financing projects in growing communities, such as Bayonne and Pequannock.

- Insured* transportation bonds again played a prominent role in the Portfolio. New Jersey's ports and highway authorities are key elements in the state's transportation matrix and represent an important segment of the regional economy.

- Management adjusted the Portfolio to take advantage of changing market conditions, including updating call protection and establishing tax losses. Tax losses may be used to offset future capital gains and maintain the Portfolio's tax advantage.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  70
- Effective Maturity:                8.6 years
- Average Rating:                    AA+
- Average Call:                      8.1 years
- Average Dollar Price:              $106.52

THE FUND

- During the six months ended September 30, 2003, the Fund's Class A and Class B shares had total returns of 2.38% and 2.00%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.36 on September 30, 2003 from $10.30 on March 31, 2003, and the reinvestment of $0.185 in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.35 from $10.29, and the reinvestment of $0.147 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2003 of $10.36 per share for Class A and $10.35 for Class B, the Fund's distribution rates were 3.55% and 2.81%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 5.83% and 4.62%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003 were 3.13% and 2.47%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.14% and 4.06%, respectively.(4)

[CHART]

Rating Distribution(6)

AAA                 69.3%
AA                  14.0%
A                    8.2%
BBB                  5.3%
B                    0.5%
Non-Rated            2.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(7)                                              CLASS A       CLASS B
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                       3.08%       2.31%
Five Years                                                     4.26        3.43
Ten Years                                                       N/A        3.66
Life of Fund+                                                  5.06        4.33

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                       0.77%      -0.67%
Five Years                                                     3.79         3.43
Ten Years                                                       N/A         3.66
Life of Fund+                                                  4.73         4.33

+ Inception Dates - Class A: 6/27/96; Class B: 6/1/92

[CHART]

5 LARGEST SECTORS(6)
By total net assets

Insured - General Obligations*          22.0%
Insured - Water & Sewer*                 9.5%
General Obligations                      8.9%
Insured - Transportation*                8.4%
Insured - Hospitals*                     5.6%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(2) Aportion of the Fund's income could be subject to federal income and/or alternative minimum tax, and state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV).
(4) Taxable-equivalent rates assume maximum 39.14% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/03 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2003

INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

- The New York economy showed some positive trends in 2003. The mid-August 2003 power outage had only a minor impact on economic activity, mainly on retailers and temporary agencies. Manufacturing and port activity improved, while housing and hospitality markets remained strong. The state's September 2003 jobless rate was 6.4%, up from 6.0% a year ago.

- Insured* general obligation bonds (GOs) once again constituted the Portfolio's largest sector weighting at September 30, 2003. The Portfolio's investments were well diversified among counties, local school districts and New York City GOs.

- Insured* transportation bonds remained a significant commitment for the Portfolio. Investments included key segments of the state's transportation grid, including issues for the state thruway authority, a local airport authority and the New York City mass transit authority.

- Special tax revenue bonds represented a major focus for the Portfolio. Investments included bonds issued by New York communities to finance infrastructure projects such as utilities, road construction and waste treatment facilities.

- The Portfolio had investments in selected Puerto Rico issues, which provided quality and added diversification. The Portfolio's Puerto Rico holdings included transportation bonds, electric utilities, general obligations and industrial development revenue bonds.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  107
- Effective Maturity:                8.6 years
- Average Rating:                    AA+
- Average Call:                      8.3 years
- Average Dollar Price:              $109.89

THE FUND

- During the six months ended September 30, 2003, the Fund's Class A, Class B and Class C shares had total returns of 2.73%, 2.25% and 2.29%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.86 on September 30, 2003 from $10.77 on March 31, 2002, and the reinvestment of $0.202 in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.84 from $10.76, and the reinvestment of $0.161 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV per share to $10.31 from $10.23, and the reinvestment of $0.152 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2003 of $10.86 per share for Class A, $10.84 for Class B and $10.31 for Class C, distribution rates were 3.67%, 2.92% and 2.91%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 3.67%, 2.92% and 2.91%, respectively.(4)

- The SEC30-day yields for Class A, B and C shares at September 30, 2003 were 3.00%, 2.34% and 2.33%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.00%, 3.90% and 3.88%, respectively.(4)

[CHART]

Rating Distribution(6)

AAA                 57.1%
AA                  25.2%
A                   10.8%
BBB                  3.0%
Non-Rated            3.9%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2003


PERFORMANCE(7)                                    CLASS A     CLASS B      CLASS C
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                           3.33%       2.55%       2.52%
Five Years                                         4.75        3.92        3.98
Ten Years                                           N/A        4.06         N/A
Life of Fund+                                      5.63        4.73        4.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                           1.02%      -0.43%       1.53%
Five Years                                         4.27        3.92        3.98
Ten Years                                           N/A        4.06         N/A
Life of Fund+                                      5.30        4.73        4.08

+ Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C:12/8/93

[CHART]

5 LARGEST SECTORS(6)
By total net assets

Insured - General Obligations*          11.3%
Insured - Transportation*               10.2%
Special Tax Revenues                     7.9%
Hospital                                 7.1%
Lease Revenue/COPs                       6.8%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) Aportion of the Fund's income could be subject to federal income and/or alternative minimum tax, and state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV).
(4) Taxable-equivalent rates assume maximum 40.01% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/03 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2003

INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

- Ohio's economy enjoyed increased activity in 2003. Manufacturing saw rising production levels, although the key steel and auto segments were disappointing. Homebuilding remained strong and commercial construction - a laggard to date - showed sporadic signs of a renewal. The state's September 2003 jobless rate was 5.8%, up from 5.6% a year ago.

- Insured* and uninsured general obligation bonds (GOs) remained the Portfolio's largest sector weightings at September 30, 2003. School district bonds were the prime source of new GOissuance, providing income opportunities in very high quality investments.

- The Portfolio had several investments in education bonds, which we deemed attractive for their stable revenues and ability to raise tuition costs, even in an uncertain economic climate. The Portfolio's investments included issues for some of Ohio's leading universities.

- The Portfolio remained very selective with respect to hospital bonds. Management focused on the more competitive institutions that have good demographic and market positions, favorable cost structures and have forged alliances through mergers or joint efforts with other hospitals.

- The Portfolio continued to emphasize call protection. Management reduced the Portfolio's exposure to issues with near-term calls in favor of non-callable bonds and bonds with longer-dated provisions.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  50
- Effective Maturity:                8.5 years
- Average Rating:                    AA+
- Average Call:                      8.0 years
- Average Dollar Price:              $107.43

THE FUND

- During the six months ended September 30, 2003, the Fund's Class A and Class B shares had total returns of 1.54% and 1.18%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.98 on September 30, 2003 from $10.01 on March 31, 2002, and the reinvestment of $0.183 in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $9.97 from $10.00, and the reinvestment of $0.148 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2003 of $9.98 per share for Class A and $9.97 for Class B, the Fund's distribution rates were 3.66% and 2.96%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 6.09% and 4.92%, respectively.(4)

- The SEC30-day yields for Class A and B shares at September 30, 2003 were 2.77% and 2.10%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.61% and 3.49%, respectively.(4)

[CHART]

Rating Distribution(6)

AAA                 58.8%
AA                  18.1%
A                   14.0%
BBB                  5.3%
BB                   1.7%
Non-Rated            2.1%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(7)                                              CLASS A       CLASS B
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                      2.54%        1.71%
Five Years                                                    3.88         3.11
Ten Years                                                      N/A         3.60
Life of Fund+                                                 4.69         3.88

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                      0.25%       -1.25%
Five Years                                                    3.40         3.11
Ten Years                                                      N/A         3.60
Life of Fund+                                                 4.34         3.88

+ Inception date: Class A: 10/22/96; Class B: 4/16/93

[CHART]

5 LARGEST SECTORS(6)
By total net assets

Insured - General Obligations*          30.2%
General Obligations                     10.0%
Education                                9.0%
Hospital                                 7.2%
Insured* - Transportation                5.3%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(2) Aportion of the Fund's income could be subject to federal income and/or alternative minimum tax, and state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV).
(4) Taxable-equivalent rates assume maximum 39.88% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/03 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30,
2003

INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

- The Pennsylvania economy has showed improvement in 2003. The service sector provided the largest source of new jobs, especially in health care, government and leisure. Manufacturing remained sluggish, although it fared better in Pennsylvania than in many other states. The Commonwealth's September 2003 jobless rate was 5.3%, down from 5.7% a year ago.

- Insured* general obligation bonds (GOs) were the Portfolio's largest investments at September 30. These insured* issues represented excellent quality, especially at a time when a still-tentative recovery made investors shy away from some economically-sensitive issuers.

- Meeting Pennsylvania's transportation needs is a massive challenge. The Portfolio's transportation bonds helped finance projects such as the Commonwealth's highway and thruway systems, as well as airports in Philadelphia and Allegheny County.

- While Pennsylvania hospital bond issuance has been quite ample, management remained very selective. The Portfolio continued to avoid overbedded institutions and focused instead on facilities with sound cost structures and in-demand health care specialties.

- The Portfolio added diversification by investing in Puerto Rico bonds. Selected Puerto Rico issues gave management added flexibility to adjust coupon structure by adding attractive electric utilities, transportation and industrial development revenue bonds.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  72
- Effective Maturity:                8.2 years
- Average Rating:                    AA+
- Average Call:                      7.9 years
- Average Dollar Price:              $103.37

THE FUND

- During the six months ended September 30, 2003, the Fund's Class A, Class B and Class C shares had total returns of 2.64%, 2.35% and 2.28%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.54 on September 30, 2003 from $10.47 on March 31, 2003, and the reinvestment of $0.204 in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.54 from $10.46, and the reinvestment of $0.165 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV per share to $9.98 from $9.91, and the reinvestment of $0.155 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2003 of $10.54 per share for Class A, $10.54 for Class B and $9.98 for Class C, distribution rates were 3.89%, 3.13% and 3.11%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 6.16%, 4.95% and 4.92%, respectively.(4)

- The SEC30-day yields for Class A, B and C shares at September 30, 2003 were 3.53%, 2.87% and 2.87%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.59%, 4.54% and 4.54%, respectively.(4)

[CHART]

Rating Distribution(6)

AAA                 80.2%
AA                   5.6%
A                    6.9%
BBB                  1.0%
BB                   0.8%
CCC                  0.7%
Non-Rated            4.8%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2003


PERFORMANCE(7)                                    CLASS A     CLASS B      CLASS C
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                           3.26%       2.47%       2.41%
Five Years                                         4.33        3.52        3.54
Ten Years                                           N/A        3.83        N/A
Life of Fund+                                      5.25        4.55        3.84

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                           0.98%      -0.50%       1.42%
Five Years                                         3.84        3.52        3.54
Ten Years                                           N/A        3.83         N/A
Life of Fund+                                      4.92        4.55        3.84

+ Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C:12/8/93

[CHART]

5 LARGEST SECTORS(6)
By total net assets

Insured - General Obligations*             35.3%
Insured - Transportation*                  12.4%
Hospital                                    6.5%
Insured - Education*                        5.4%
Insured - Escrowed/Prerefunded*             5.0%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) Aportion of the Fund's income could be subject to federal income and/or alternative minimum tax, and state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV).
(4) Taxable-equivalent rates assume maximum 36.82% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/03 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 2003 FINANCIAL STATEMENTS (UNAUDITED)
Statements of Assets and Liabilities

As of September 30, 2003

                                                             CALIFORNIA          FLORIDA          MASSACHUSETTS
                                                            LIMITED FUND       LIMITED FUND       LIMITED FUND
---------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Limited Maturity Municipals Portfolio --
   Identified cost                                         $   34,179,767     $   65,168,165     $   79,219,154
   Unrealized appreciation                                      1,428,407          2,792,840          3,619,929
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                    $   35,608,174     $   67,961,005     $   82,839,083
---------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                            $       34,222     $      367,378     $       43,824
---------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                               $   35,642,396     $   68,328,383     $   82,882,907
---------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                           $           --     $      255,611     $       51,076
Dividends payable                                                  51,397             86,432             99,777
Payable to affiliate for Trustees' fees                                25                 --                 --
Payable to affiliate for service fees                                  --              2,504              3,790
Accrued expenses                                                   11,078             13,965             16,492
---------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                          $       62,500     $      358,512     $      171,135
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $   35,579,896     $   67,969,871     $   82,711,772
---------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                            $   36,310,947     $   68,345,275     $   81,826,835
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                            (2,147,267)        (3,141,351)        (2,685,772)
Accumulated distributions in excess of net investment
   income                                                         (12,191)           (26,893)           (49,220)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                1,428,407          2,792,840          3,619,929
---------------------------------------------------------------------------------------------------------------
TOTAL                                                      $   35,579,896     $   67,969,871     $   82,711,772
---------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                 $   29,582,882     $   41,576,618     $   46,577,072
SHARES OUTSTANDING                                              2,806,723          3,951,096          4,445,894
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                            $        10.54     $        10.52     $        10.48
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of net asset value per share)     $        10.78     $        10.76     $        10.72
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                 $    5,997,014     $    9,385,954     $   10,265,008
SHARES OUTSTANDING                                                570,981            892,424            981,070
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                            $        10.50     $        10.52     $        10.46
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                 $           --     $   17,007,299     $   25,869,692
SHARES OUTSTANDING                                                     --          1,712,402          2,578,913
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                            $           --     $         9.93     $        10.03
---------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements.

                                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                                            LIMITED FUND       LIMITED FUND       LIMITED FUND       LIMITED FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Limited Maturity Municipals Portfolio --
   Identified cost                                         $   51,421,946     $  118,446,435     $   21,578,666     $   62,936,585
   Unrealized appreciation                                      2,707,063          5,322,472          1,098,170          2,521,204
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                    $   54,129,009     $  123,768,907     $   22,676,836     $   65,457,789
----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                            $      100,100     $      169,525     $       30,021     $       75,471
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                               $   54,229,109     $  123,938,432     $   22,706,857     $   65,533,260
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                           $      124,610     $      185,177     $       42,477     $      178,473
Dividends payable                                                  75,450            145,324             33,299             82,312
Payable to affiliate for Trustees' fees                                20                 23                 25                 --
Payable to affiliate for service fees                                  --              6,133                 --              2,970
Accrued expenses                                                   15,834             22,196             10,730             15,133
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                          $      215,914     $      358,853     $       86,531     $      278,888
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $   54,013,195     $  123,579,579     $   22,620,326     $   65,254,372
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                            $   53,812,180     $  120,167,016     $   22,787,675     $   64,449,812
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                            (2,499,274)        (1,793,743)        (1,276,255)        (1,710,059)
Accumulated undistributed (distributions in excess of)
   net investment income                                           (6,774)          (116,166)            10,736             (6,585)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                2,707,063          5,322,472          1,098,170          2,521,204
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                      $   54,013,195     $  123,579,579     $   22,620,326     $   65,254,372
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                 $   44,057,837     $   65,281,960     $   19,906,246     $   34,117,190
SHARES OUTSTANDING                                              4,254,026          6,012,518          1,994,683          3,237,325
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                            $        10.36     $        10.86     $         9.98     $        10.54
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of net asset value per share)     $        10.60     $        11.11     $        10.21     $        10.78
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                 $    9,955,358     $   16,492,991     $    2,714,080     $   10,877,777
SHARES OUTSTANDING                                                961,848          1,521,028            272,345          1,032,402
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                            $        10.35     $        10.84     $         9.97     $        10.54
----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                 $           --     $   41,804,628     $           --     $   20,259,405
SHARES OUTSTANDING                                                     --          4,055,013                 --          2,029,340
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                            $           --     $        10.31     $           --     $         9.98
----------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements.

Statements of Operations

For the Six Months Ended September 30, 2003

                                                             CALIFORNIA          FLORIDA          MASSACHUSETTS
                                                            LIMITED FUND       LIMITED FUND       LIMITED FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                          $      796,298     $    1,583,423     $    1,750,305
Expenses allocated from Portfolio                                 (99,622)          (188,386)          (208,779)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                       $      696,676     $    1,395,037     $    1,541,526
---------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                                 $          113     $          887     $          893
Distribution and service fees
   Class A                                                         21,226             33,014             35,048
   Class B                                                         25,872             41,192             45,049
   Class C                                                             --             69,092             95,065
Legal and accounting services                                       6,405              6,387              6,437
Printing and postage                                                1,830              2,928              3,294
Custodian fee                                                       3,595              5,426              6,240
Transfer and dividend disbursing agent fees                         8,018             16,992             21,346
Registration fees                                                     732              3,298              6,228
Miscellaneous                                                       1,648              2,562              3,021
---------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                             $       69,439     $      181,778     $      222,621
---------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                      $      627,237     $    1,213,259     $    1,318,905
---------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)         $      (10,429)    $      213,412     $     (174,868)
   Financial futures contracts                                    170,884            390,447            (13,459)
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                   $      160,455     $      603,859     $     (188,327)
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                     $       53,748     $      232,923     $      565,719
   Financial futures contracts                                   (315,859)          (578,832)          (301,710)
---------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)       $     (262,111)    $     (345,909)    $      264,009
---------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                    $     (101,656)    $      257,950     $       75,682
---------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $      525,581     $    1,471,209     $    1,394,587
---------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                                            LIMITED FUND       LIMITED FUND       LIMITED FUND       LIMITED FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                          $    1,198,730     $    2,685,260     $      512,383     $    1,500,635
Expenses allocated from Portfolio                                (143,650)          (310,076)           (69,994)          (174,603)
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                       $    1,055,080     $    2,375,184     $      442,389     $    1,326,032
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                                 $          108     $        1,796     $          113     $          888
Distribution and service fees
   Class A                                                         31,688             48,048             14,551             25,566
   Class B                                                         41,836             72,254             12,684             46,547
   Class C                                                             --            174,439                 --             84,361
Legal and accounting services                                       9,762              6,973              7,985              6,479
Printing and postage                                                3,294              5,692              1,464              4,094
Custodian fee                                                       4,541              8,357              3,455              5,394
Transfer and dividend disbursing agent fees                        17,139             35,382              6,103             23,300
Registration fees                                                     915              3,910              2,013                732
Miscellaneous                                                       2,929              3,845                913              1,395
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                             $      112,212     $      360,696     $       49,281     $      198,756
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                      $      942,868     $    2,014,488     $      393,108     $    1,127,276
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)         $      (62,732)    $     (292,566)    $      (20,190)    $     (100,981)
   Financial futures contracts                                    (19,293)           (58,957)            16,391            283,371
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                   $      (82,025)    $     (351,523)    $       (3,799)    $      182,390
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                     $      481,289     $    1,555,195     $      (17,414)    $      701,834
   Financial futures contracts                                   (193,764)          (447,273)           (94,151)          (544,613)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)       $      287,525     $    1,107,922     $     (111,565)    $      157,221
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                    $      205,500     $      756,399     $     (115,364)    $      339,611
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $    1,148,368     $    2,770,887     $      277,744     $    1,466,887
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2003

                                                             CALIFORNIA          FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                           LIMITED FUND       LIMITED FUND       LIMITED FUND
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $      627,237     $    1,213,259     $    1,318,905
   Net realized gain (loss)                                       160,455            603,859           (188,327)
   Net change in unrealized appreciation (depreciation)          (262,111)          (345,909)           264,009
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $      525,581     $    1,471,209     $    1,394,587
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                              $     (524,666)    $     (830,262)    $     (874,921)
      Class B                                                     (85,189)          (137,860)          (148,898)
      Class C                                                          --           (232,456)          (315,314)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        $     (609,855)    $   (1,200,578)    $   (1,339,133)
---------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                              $    5,638,297     $    4,168,808     $    2,529,838
      Class B                                                   1,418,415          2,411,696          2,367,009
      Class C                                                          --          5,534,922         13,545,355
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                     302,805            390,297            531,341
      Class B                                                      37,246             58,562             87,544
      Class C                                                          --             72,179            180,729
   Cost of shares redeemed
      Class A                                                  (3,277,764)       (10,607,452)        (4,611,601)
      Class B                                                    (311,692)          (960,649)          (645,634)
      Class C                                                          --         (1,502,398)        (3,006,530)
Net asset value of shares exchanged
      Class A                                                     247,396            369,468            684,449
      Class B                                                    (247,396)          (369,468)          (684,449)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                            $    3,807,307     $     (434,035)    $   10,978,051
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                      $    3,723,033     $     (163,404)    $   11,033,505
---------------------------------------------------------------------------------------------------------------

NET ASSETS

AT BEGINNING OF PERIOD                                     $   31,856,863     $   68,133,275     $   71,678,267
---------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                           $   35,579,896     $   67,969,871     $   82,711,772
---------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                           $      (12,191)    $      (26,893)    $      (49,220)
---------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                           LIMITED FUND       LIMITED FUND       LIMITED FUND       LIMITED FUND
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $      942,868     $    2,014,488     $      393,108     $    1,127,276
   Net realized gain (loss)                                       (82,025)          (351,523)            (3,799)           182,390
   Net change in unrealized appreciation (depreciation)           287,525          1,107,922           (111,565)           157,221
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $    1,148,368     $    2,770,887     $      277,744     $    1,466,887
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                              $     (755,018)    $   (1,196,809)    $     (356,556)    $     (666,103)
      Class B                                                    (131,355)          (238,753)           (41,930)          (162,355)
      Class C                                                          --           (571,822)                --           (291,024)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        $     (886,373)    $   (2,007,384)    $     (398,486)    $   (1,119,482)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                              $    5,944,092     $    6,283,694     $    3,506,357     $    3,359,902
      Class B                                                   2,643,231          4,394,209            469,440          2,404,117
      Class C                                                          --         17,299,117                 --          6,245,431
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                     512,374            716,375            188,356            346,070
      Class B                                                      62,664            128,348             12,409             96,615
      Class C                                                          --            282,211                 --            143,204
   Cost of shares redeemed
      Class A                                                  (2,287,944)        (3,288,670)        (2,093,039)        (3,567,577)
      Class B                                                    (794,384)        (1,937,731)          (422,913)          (805,512)
      Class C                                                          --         (3,791,200)                --         (1,396,130)
Net asset value of shares exchanged
      Class A                                                     101,802            414,696             99,924            183,883
      Class B                                                    (101,802)          (414,696)           (99,924)          (183,883)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS    $    6,080,033     $   20,086,353     $    1,660,610     $    6,826,120
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $    6,342,028     $   20,849,856     $    1,539,868     $    7,173,525
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

AT BEGINNING OF PERIOD                                     $   47,671,167     $  102,729,723     $   21,080,458     $   58,080,847
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                           $   54,013,195     $  123,579,579     $   22,620,326     $   65,254,372
----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                           $       (6,774)    $     (116,166)    $       10,736     $       (6,585)
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statement of Changes in Net Assets

For the Year Ended March 31, 2003

                                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                           LIMITED FUND       LIMITED FUND       LIMITED FUND
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $      982,856     $    2,071,556     $    2,136,785
   Net realized loss                                             (166,889)          (263,064)          (652,768)
   Net change in unrealized appreciation (depreciation)         1,137,447          2,290,417          3,031,840
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $    1,953,414     $    4,098,909     $    4,515,857
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                              $     (855,852)    $   (1,558,493)    $   (1,640,144)
      Class B                                                    (112,454)          (175,412)          (206,756)
      Class C                                                          --           (299,549)          (344,202)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        $     (968,306)    $   (2,033,454)    $   (2,191,102)
---------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                              $    9,552,177     $   15,219,619     $   16,841,232
      Class B                                                   4,118,691          7,836,856          6,611,478
      Class C                                                          --         11,471,524         11,147,074
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                     383,719            606,632            918,858
      Class B                                                      54,812             69,773            140,180
      Class C                                                          --             96,143            202,031
   Cost of shares redeemed
      Class A                                                  (5,167,389)        (5,669,800)        (7,017,909)
      Class B                                                    (540,300)          (800,253)          (777,994)
      Class C                                                          --         (3,317,031)        (2,160,999)
Net asset value of shares exchanged
      Class A                                                     367,743          1,700,222          1,054,957
      Class B                                                    (367,743)        (1,700,222)        (1,054,957)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS    $    8,401,710     $   25,513,463     $   25,903,951
---------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $    9,386,818     $   27,578,918     $   28,228,706
---------------------------------------------------------------------------------------------------------------

NET ASSETS

AT BEGINNING OF YEAR                                       $   22,470,045     $   40,554,357     $   43,449,561
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                             $   31,856,863     $   68,133,275     $   71,678,267
---------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                             $      (29,573)    $      (39,574)    $      (28,992)
---------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                           LIMITED FUND       LIMITED FUND       LIMITED FUND       LIMITED FUND
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $    1,720,121     $    2,945,830     $      750,811     $    1,864,913
   Net realized loss                                             (573,236)          (516,039)          (389,956)          (507,265)
   Net change in unrealized appreciation (depreciation)         1,724,027          3,021,099          1,183,776          1,993,057
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $    2,870,912     $    5,450,890     $    1,544,631     $    3,350,705
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                              $   (1,548,193)    $   (2,136,145)    $     (680,332)    $   (1,348,823)
      Class B                                                    (174,617)          (313,901)           (52,210)          (196,155)
      Class C                                                          --           (511,881)                --           (355,711)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        $   (1,722,810)    $   (2,961,927)    $     (732,542)    $   (1,900,689)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                              $    6,563,103     $   19,496,524     $    2,366,199     $    5,261,484
      Class B                                                   6,081,577         17,034,410          1,909,066          7,062,062
      Class C                                                          --         23,654,077                 --         10,685,595
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                   1,011,422          1,224,591            378,784            606,582
      Class B                                                      73,687            154,998             12,301            107,850
      Class C                                                          --            266,231                 --            172,173
   Cost of shares redeemed
      Class A                                                  (4,350,653)        (9,962,800)        (1,677,178)        (3,302,740)
      Class B                                                    (906,192)        (4,742,406)          (420,776)          (486,037)
      Class C                                                          --         (3,926,747)                --         (3,226,152)
Net asset value of shares exchanged
      Class A                                                     407,426          3,294,416            192,826            151,519
      Class B                                                    (407,426)        (3,294,416)          (192,826)          (151,519)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS    $    8,472,944     $   43,198,878     $    2,568,396     $   16,880,817
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $    9,621,046     $   45,687,841     $    3,380,485     $   18,330,833
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

AT BEGINNING OF YEAR                                       $   38,050,121     $   57,041,882     $   17,699,973     $   39,750,014
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                             $   47,671,167     $  102,729,723     $   21,080,458     $   58,080,847
----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                             $      (63,269)    $     (123,270)    $       16,114     $      (14,379)
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Financial Highlights

                                                                 CALIFORNIA LIMITED FUND -- CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)        1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.540       $   10.100    $   10.260    $    9.700    $   10.350    $   10.330
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.201       $    0.414    $    0.430    $    0.440    $    0.440    $    0.453
Net realized and unrealized gain
   (loss)                                        (0.005)           0.436        (0.160)        0.559        (0.640)        0.030
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.196       $    0.850    $    0.270    $    0.999    $   (0.200)   $    0.483
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.196)      $   (0.410)   $   (0.430)   $   (0.439)   $   (0.450)   $   (0.463)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.196)      $   (0.410)   $   (0.430)   $   (0.439)   $   (0.450)   $   (0.463)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.540       $   10.540    $   10.100    $   10.260    $    9.700    $   10.350
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    1.86%            8.56%         2.65%        10.54%        (1.88)%        4.56%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           29,583       $   26,750    $   20,747    $   19,578    $   20,448    $   26,170
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     0.87%(5)         0.96%         1.02%         1.03%         1.04%         0.95%
   Expenses after custodian fee
      reduction(4)                                 0.87%(5)         0.94%         1.00%         1.00%         1.04%         0.94%
   Net investment income                           3.81%(5)         3.97%         4.19%         4.42%         4.48%         4.37%
Portfolio Turnover of the Portfolio                   5%               7%            9%            8%           13%           29%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                 CALIFORNIA LIMITED FUND -- CLASS B
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)        1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.500       $   10.070    $   10.260    $    9.700    $   10.350    $   10.330
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.160       $    0.333    $    0.353    $    0.365    $    0.366    $    0.382
Net realized and unrealized gain
   (loss)                                        (0.004)           0.432        (0.185)        0.564        (0.636)        0.025
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.156       $    0.765    $    0.168    $    0.929    $   (0.270)   $    0.407
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.156)      $   (0.335)   $   (0.358)   $   (0.369)   $   (0.380)   $   (0.387)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.156)      $   (0.335)   $   (0.358)   $   (0.369)   $   (0.380)   $   (0.387)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.500       $   10.500    $   10.070    $   10.260    $    9.700    $   10.350
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    1.49%            7.71%         1.64%         9.77%        (2.58)%        3.99%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $            5,997       $    5,107    $    1,723    $    1,890    $    2,088    $    2,399
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.62%(5)         1.71%         1.77%         1.78%         1.79%         1.62%
   Expenses after custodian fee
      reduction(4)                                 1.62%(5)         1.69%         1.75%         1.75%         1.79%         1.61%
   Net investment income                           3.05%(5)         3.19%         3.44%         3.68%         3.73%         3.71%
Portfolio Turnover of the Portfolio                   5%               7%            9%            8%           13%           29%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                   FLORIDA LIMITED FUND -- CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.480       $   10.050    $   10.130    $    9.670    $   10.270    $   10.290
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.201       $    0.420    $    0.449    $    0.449    $    0.448    $    0.453
Net realized and unrealized gain
   (loss)                                         0.037            0.425        (0.077)        0.455        (0.597)       (0.018)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.238       $    0.845    $    0.372    $    0.904    $   (0.149)   $    0.435
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.198)      $   (0.415)   $   (0.452)   $   (0.444)   $   (0.451)   $   (0.455)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.198)      $   (0.415)   $   (0.452)   $   (0.444)   $   (0.451)   $   (0.455)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.520       $   10.480    $   10.050    $   10.130    $    9.670    $   10.270
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.27%            8.59%         3.71%         9.59%        (1.43)%        4.10%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           41,577       $   47,033    $   33,611    $   31,754    $   36,952    $   49,355
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     0.81%(5)         0.84%         0.94%         0.95%         0.97%         0.90%
   Expenses after custodian fee
      reduction(4)                                 0.81%(5)         0.81%         0.91%         0.93%         0.94%         0.88%
   Net investment income                           3.82%(5)         4.07%         4.42%         4.57%         4.55%         4.38%
Portfolio Turnover of the Portfolio                   9%              23%           15%            7%           16%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 4.41% to 4.42%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                   FLORIDA LIMITED FUND -- CLASS B
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.480       $   10.050    $   10.130    $    9.670    $   10.270    $   10.290
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.160       $    0.340    $    0.377    $    0.369    $    0.374    $    0.378
Net realized and unrealized gain
   (loss)                                         0.038            0.433        (0.077)        0.460        (0.598)       (0.018)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.198       $    0.773    $    0.300    $    0.829    $   (0.224)   $    0.360
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.158)      $   (0.343)   $   (0.380)   $   (0.369)   $   (0.376)   $   (0.380)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.158)      $   (0.343)   $   (0.380)   $   (0.369)   $   (0.376)   $   (0.380)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.520       $   10.480    $   10.050    $   10.130    $    9.670    $   10.270
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    1.90%            7.84%         2.98%         8.76%        (2.17)%        3.54%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $            9,386       $    8,217    $    2,621    $    4,905    $    4,907    $    6,326
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.56%(5)         1.59%         1.69%         1.70%         1.71%         1.63%
   Expenses after custodian fee
      reduction(4)                                 1.56%(5)         1.56%         1.66%         1.68%         1.68%         1.61%
   Net investment income                           3.05%(5)         3.28%         3.72%         3.81%         3.80%         3.67%
Portfolio Turnover of the Portfolio                   9%              23%           15%            7%           16%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 3.71% to 3.72%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                   FLORIDA LIMITED FUND -- CLASS C
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $            9.890       $    9.490    $    9.570    $    9.140    $    9.710    $    9.730
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.150       $    0.319    $    0.348    $    0.356    $    0.354    $    0.356
Net realized and unrealized gain
   (loss)                                         0.040            0.404        (0.068)        0.423        (0.570)       (0.012)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.190       $    0.723    $    0.280    $    0.779    $   (0.216)   $    0.344
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.150)      $   (0.323)   $   (0.360)   $   (0.349)   $   (0.354)   $   (0.364)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.150)      $   (0.323)   $   (0.360)   $   (0.349)   $   (0.354)   $   (0.364)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $            9.930       $    9.890    $    9.490    $    9.570    $    9.140    $    9.710
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    1.93%            7.76%         2.93%         8.70%        (2.21)%        3.57%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           17,007       $   12,883    $    4,322    $    2,609    $    2,946    $    3,950
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.56%(5)         1.59%         1.69%         1.69%         1.71%         1.66%
   Expenses after custodian fee
      reduction(4)                                 1.56%(5)         1.56%         1.66%         1.67%         1.68%         1.64%
   Net investment income                           3.04%(5)         3.26%         3.63%         3.84%         3.80%         3.65%
Portfolio Turnover of the Portfolio                   9%              23%           15%            7%           16%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                MASSACHUSETTS LIMITED FUND -- CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.450       $    9.980    $   10.110    $    9.680    $   10.320    $   10.330
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.193       $    0.413    $    0.443    $    0.462    $    0.455    $    0.450
Net realized and unrealized gain
   (loss)                                         0.033            0.483        (0.124)        0.413        (0.648)       (0.004)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.226       $    0.896    $    0.319    $    0.875    $   (0.193)   $    0.446
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.196)      $   (0.426)   $   (0.449)   $   (0.445)   $   (0.447)   $   (0.456)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.196)      $   (0.426)   $   (0.449)   $   (0.445)   $   (0.447)   $   (0.456)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.480       $   10.450    $    9.980    $   10.110    $    9.680    $   10.320
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                                    2.16%            9.17%         3.17%         9.26%        (1.85)%        4.19%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           46,577       $   47,321    $   33,848    $   32,736    $   37,411    $   43,436
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     0.81%(5)         0.85%         0.94%         0.95%         0.94%         0.94%
   Expenses after custodian fee
      reduction(4)                                 0.81%(5)         0.83%         0.91%         0.92%         0.91%         0.91%
   Net investment income                           3.70%(5)         4.01%         4.37%         4.70%         4.61%         4.35%
Portfolio Turnover of the Portfolio                   6%              22%            8%            8%           15%           19%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                MASSACHUSETTS LIMITED FUND -- CLASS B
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.430       $    9.970    $   10.110    $    9.680    $   10.320    $   10.330
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.153       $    0.331    $    0.364    $    0.387    $    0.380    $    0.373
Net realized and unrealized gain
   (loss)                                         0.032            0.475        (0.135)        0.410        (0.651)       (0.005)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.185       $    0.806    $    0.229    $    0.797    $   (0.271)   $    0.368
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.155)      $   (0.346)   $   (0.369)   $   (0.367)   $   (0.369)   $   (0.378)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.155)      $   (0.346)   $   (0.369)   $   (0.367)   $   (0.369)   $   (0.378)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.460       $   10.430    $    9.970    $   10.110    $    9.680    $   10.320
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    1.78%            8.23%         2.27%         8.41%        (2.62)%        3.60%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           10,265       $    9,127    $    3,969    $    2,218    $    2,000    $    2,747
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.56%(5)         1.60%         1.69%         1.70%         1.69%         1.70%
   Expenses after custodian fee
      reduction(4)                                 1.56%(5)         1.58%         1.66%         1.67%         1.66%         1.67%
   Net investment income                           2.94%(5)         3.22%         3.59%         3.93%         3.84%         3.61%
Portfolio Turnover of the Portfolio                   6%              22%            8%            8%           15%           19%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                MASSACHUSETTS LIMITED FUND -- CLASS C
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.010       $    9.560    $    9.680    $    9.260    $    9.860    $    9.880
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.145       $    0.316    $    0.348    $    0.375    $    0.364    $    0.354
Net realized and unrealized gain
   (loss)                                         0.025            0.465        (0.114)        0.395        (0.612)       (0.006)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.170       $    0.781    $    0.234    $    0.770    $   (0.248)   $    0.348
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.150)      $   (0.331)   $   (0.354)   $   (0.350)   $   (0.352)   $   (0.368)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.150)      $   (0.331)   $   (0.354)   $   (0.350)   $   (0.352)   $   (0.368)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.030       $   10.010    $    9.560    $    9.680    $    9.260    $    9.860
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    1.71%            8.32%         2.40%         8.49%        (2.51)%        3.56%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           25,870       $   15,231    $    5,632    $    2,573    $    4,561    $    5,217
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.56%(5)         1.60%         1.69%         1.71%         1.69%         1.70%
   Expenses after custodian fee
      reduction(4)                                 1.56%(5)         1.58%         1.66%         1.68%         1.66%         1.67%
   Net investment income                           2.90%(5)         3.20%         3.58%         3.99%         3.87%         3.57%
Portfolio Turnover of the Portfolio                   6%              22%            8%            8%           15%           19%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                  NEW JERSEY LIMITED FUND -- CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)       2001         2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.300       $   10.000    $   10.180    $    9.780    $   10.320    $   10.350
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.196       $    0.427    $    0.453    $    0.470    $    0.464    $    0.463
Net realized and unrealized gain
   (loss)                                         0.048            0.301        (0.169)        0.392        (0.540)       (0.030)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.244       $    0.728    $    0.284    $    0.862    $   (0.076)   $    0.433
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.184)      $   (0.428)   $   (0.464)   $   (0.462)   $   (0.464)   $   (0.463)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.184)      $   (0.428)   $   (0.464)   $   (0.462)   $   (0.464)   $   (0.463)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.360       $   10.300    $   10.000    $   10.180    $    9.780    $   10.320
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.38%            7.45%         2.82%         9.04%        (0.70)%        4.04%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           44,058       $   39,572    $   34,898    $   30,889    $   32,710    $   36,591
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     0.86%(5)         0.90%         0.96%         0.98%         0.99%         0.95%
   Expenses after custodian fee
      reduction(4)                                 0.86%(5)         0.89%         0.94%         0.96%         0.96%         0.95%
   Net investment income                           3.79%(5)         4.17%         4.47%         4.73%         4.68%         4.47%
Portfolio Turnover of the Portfolio                   5%              25%           17%           11%           15%           13%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.46% to 4.47%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                  NEW JERSEY LIMITED FUND -- CLASS B
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)       2001         2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.290       $    9.990    $   10.180    $    9.780    $   10.320    $   10.350
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.157       $    0.343    $    0.376    $    0.411    $    0.388    $    0.383
Net realized and unrealized gain
   (loss)                                         0.049            0.306        (0.182)        0.373        (0.542)       (0.028)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.206       $    0.649    $    0.194    $    0.784    $   (0.154)   $    0.355
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.146)      $   (0.349)   $   (0.384)   $   (0.384)   $   (0.386)   $   (0.385)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.146)      $   (0.349)   $   (0.384)   $   (0.384)   $   (0.386)   $   (0.385)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.350       $   10.290    $    9.990    $   10.180    $    9.780    $   10.320
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.00%            6.63%         1.92%         8.19%        (1.48)%        3.46%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $            9,955       $    8,099    $    3,152    $    2,476    $    2,272    $    3,056
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.61%(5)         1.65%         1.71%         1.73%         1.74%         1.72%
   Expenses after custodian fee
      reduction(4)                                 1.61%(5)         1.64%         1.69%         1.71%         1.71%         1.72%
   Net investment income                           3.04%(5)         3.35%         3.70%         3.97%         3.91%         3.70%
Portfolio Turnover of the Portfolio                   5%              25%           17%           11%           15%           13%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                  NEW YORK LIMITED FUND -- CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)       2001         2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.770       $   10.360    $   10.550    $   10.030    $   10.560    $   10.510
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.203       $    0.430    $    0.460    $    0.470    $    0.470    $    0.468
Net realized and unrealized gain
   (loss)                                         0.090            0.415        (0.180)        0.519        (0.529)        0.047
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.293       $    0.845    $    0.280    $    0.989    $   (0.059)   $    0.515
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.203)      $   (0.435)   $   (0.470)   $   (0.469)   $   (0.471)   $   (0.465)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.203)      $   (0.435)   $   (0.470)   $   (0.469)   $   (0.471)   $   (0.465)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.860       $   10.770    $   10.360    $   10.550    $   10.030    $   10.560
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.73%            8.32%         2.67%        10.11%        (0.50)%        4.78%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           65,282       $   60,721    $   44,811    $   43,835    $   45,773    $   57,864
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     0.78%(5)         0.83%         0.92%         0.94%         0.96%         0.91%
   Expenses after custodian fee
      reduction(4)                                 0.78%(5)         0.81%         0.89%         0.92%         0.93%         0.91%
   Net investment income                           3.74%(5)         4.03%         4.37%         4.59%         4.63%         4.42%
Portfolio Turnover of the Portfolio                  10%              18%           11%           10%           18%           17%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                  NEW YORK LIMITED FUND -- CLASS B
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)       2001         2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.760       $   10.340    $   10.550    $   10.030    $   10.560    $   10.510
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.161       $    0.346    $    0.378    $    0.397    $    0.391    $    0.386
Net realized and unrealized gain
   (loss)                                         0.080            0.428        (0.198)        0.512        (0.530)        0.050
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.241       $    0.774    $    0.180    $    0.909    $   (0.139)   $    0.436
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.161)      $   (0.354)   $   (0.390)   $   (0.389)   $   (0.391)   $   (0.386)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.161)      $   (0.354)   $   (0.390)   $   (0.389)   $   (0.391)   $   (0.386)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.840       $   10.760    $   10.340    $   10.550    $   10.030    $   10.560
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.25%            7.61%         1.70%         9.26%        (1.29)%        4.20%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           16,493       $   14,227    $    4,822    $    4,227    $    3,960    $    5,078
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.53%(5)         1.58%         1.67%         1.69%         1.71%         1.68%
   Expenses after custodian fee
      reduction(4)                                 1.53%(5)         1.56%         1.64%         1.67%         1.68%         1.68%
   Net investment income                           2.98%(5)         3.24%         3.59%         3.83%         3.87%         3.67%
Portfolio Turnover of the Portfolio                  10%              18%           11%           10%           18%           17%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                  NEW YORK LIMITED FUND -- CLASS C
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)       2001         2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.230       $    9.840    $   10.010    $    9.510    $   10.000    $    9.950
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.152       $    0.324    $    0.356    $    0.369    $    0.364    $    0.368
Net realized and unrealized gain
   (loss)                                         0.081            0.401        (0.163)        0.493        (0.490)        0.053
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.233       $    0.725    $    0.193    $    0.862    $   (0.126)   $    0.421
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.153)      $   (0.335)   $   (0.363)   $   (0.362)   $   (0.364)   $   (0.371)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.153)      $   (0.335)   $   (0.363)   $   (0.362)   $   (0.364)   $   (0.371)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.310       $   10.230    $    9.840    $   10.010    $    9.510    $   10.000
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.29%            7.49%         1.92%         9.26%        (1.22)%        4.28%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           41,805       $   27,781    $    7,408    $    2,547    $    1,721    $    2,737
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.53%(5)         1.58%         1.67%         1.68%         1.71%         1.67%
   Expenses after custodian fee
      reduction(4)                                 1.53%(5)         1.56%         1.64%         1.66%         1.68%         1.67%
   Net investment income                           2.96%(5)         3.19%         3.57%         3.83%         3.89%         3.65%
Portfolio Turnover of the Portfolio                  10%              18%           11%           10%           18%           17%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                  OHIO LIMITED FUND -- CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.010       $    9.590    $    9.760    $    9.430    $   10.110    $   10.140
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.181       $    0.392    $    0.394    $    0.431    $    0.447    $    0.458
Net realized and unrealized gain
   (loss)                                        (0.027)           0.410        (0.142)        0.343        (0.672)       (0.019)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.154       $    0.802    $    0.252    $    0.774    $   (0.225)   $    0.439
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.184)      $   (0.382)   $   (0.422)   $   (0.444)   $   (0.455)   $   (0.469)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.184)      $   (0.382)   $   (0.422)   $   (0.444)   $   (0.455)   $   (0.469)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $            9.980       $   10.010    $    9.590    $    9.760    $    9.430    $   10.110
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    1.54%            8.52%         2.62%         8.42%        (2.22)%        4.19%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           19,906       $   18,313    $   16,310    $   15,046    $   16,761    $   20,375
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     0.98%(5)         1.03%         1.14%         1.18%         1.08%         1.03%
   Expenses after custodian fee
      reduction(4)                                 0.98%(5)         1.02%         1.11%         1.14%         1.05%         1.00%
   Net investment income                           3.63%(5)         3.96%         4.05%         4.53%         4.63%         4.51%
Portfolio Turnover of the Portfolio                   9%              12%           19%           17%           13%           19%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                  OHIO LIMITED FUND -- CLASS B
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.000       $    9.590    $    9.760    $    9.430    $   10.110    $   10.140
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.144       $    0.314    $    0.321    $    0.361    $    0.376    $    0.386
Net realized and unrealized gain
   (loss)                                        (0.026)           0.407        (0.139)        0.343        (0.672)       (0.023)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.118       $    0.721    $    0.182    $    0.704    $   (0.296)   $    0.363
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.148)      $   (0.311)   $   (0.352)   $   (0.374)   $   (0.384)   $   (0.393)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.148)      $   (0.311)   $   (0.352)   $   (0.374)   $   (0.384)   $   (0.393)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $            9.970       $   10.000    $    9.590    $    9.760    $    9.430    $   10.110
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    1.18%            7.64%         1.89%         7.63%        (2.94)%        3.62%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $            2,714       $    2,768    $    1,390    $    1,519    $    2,041    $    2,205
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.73%(5)         1.78%         1.89%         1.93%         1.83%         1.75%
   Expenses after custodian fee
      reduction(4)                                 1.73%(5)         1.77%         1.86%         1.89%         1.80%         1.72%
   Net investment income                           2.89%(5)         3.17%         3.30%         3.79%         3.89%         3.79%
Portfolio Turnover of the Portfolio                   9%              12%           19%           17%           13%           19%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                 PENNSYLVANIA LIMITED FUND -- CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.470       $   10.130    $   10.270    $    9.870    $   10.500    $   10.550
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.206       $    0.440    $    0.453    $    0.472    $    0.473    $    0.477
Net realized and unrealized gain
   (loss)                                         0.070            0.349        (0.130)        0.388        (0.641)       (0.051)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.276       $    0.789    $    0.323    $    0.860    $   (0.168)   $    0.426
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.206)      $   (0.449)   $   (0.463)   $   (0.460)   $   (0.462)   $   (0.476)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.206)      $   (0.449)   $   (0.463)   $   (0.460)   $   (0.462)   $   (0.476)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.540       $   10.470    $   10.130    $   10.270    $    9.870    $   10.500
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.64%            7.97%         3.18%         8.94%        (1.57)%        3.90%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           34,117       $   33,580    $   29,845    $   28,840    $   31,851    $   41,048
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     0.85%(5)         0.89%         0.97%         0.99%         0.99%         0.94%
   Expenses after custodian fee
      reduction(4)                                 0.84%(5)         0.87%         0.92%         0.96%         0.97%         0.92%
   Net investment income                           3.92%(5)         4.24%         4.41%         4.72%         4.69%         4.52%
Portfolio Turnover of the Portfolio                   5%               3%           20%            6%           11%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                 PENNSYLVANIA LIMITED FUND -- CLASS B
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $           10.460       $   10.120    $   10.270    $    9.870    $   10.500    $   10.550
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.166       $    0.355    $    0.372    $    0.397    $    0.383    $    0.400
Net realized and unrealized gain
   (loss)                                         0.079            0.354        (0.138)        0.384        (0.630)       (0.053)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.245       $    0.709    $    0.234    $    0.781    $   (0.247)   $    0.347
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.165)      $   (0.369)   $   (0.384)   $   (0.381)   $   (0.383)   $   (0.397)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.165)      $   (0.369)   $   (0.384)   $   (0.381)   $   (0.383)   $   (0.397)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $           10.540       $   10.460    $   10.120    $   10.270    $    9.870    $   10.500
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.35%            7.14%         2.28%         8.08%        (2.34)%        3.33%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           10,878       $    9,313    $    2,643    $    2,286    $    2,423    $    3,787
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.60%(5)         1.64%         1.72%         1.74%         1.74%         1.69%
   Expenses after custodian fee
      reduction(4)                                 1.59%(5)         1.62%         1.67%         1.71%         1.72%         1.67%
   Net investment income                           3.15%(5)         3.42%         3.63%         3.96%         3.93%         3.79%
Portfolio Turnover of the Portfolio                   5%               3%           20%            6%           11%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                 PENNSYLVANIA LIMITED FUND -- CLASS C
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 2003       ------------------------------------------------------------------
                                     (UNAUDITED)(1)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                            $            9.910       $    9.590    $    9.720    $    9.340    $    9.930    $    9.980

INCOME (LOSS) FROM OPERATIONS

Net investment income                $            0.157       $    0.339    $    0.354    $    0.376    $    0.376    $    0.374
Net realized and unrealized gain
   (loss)                                         0.068            0.330        (0.121)        0.363        (0.605)       (0.042)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS  $            0.225       $    0.669    $    0.233    $    0.739    $   (0.229)   $    0.332
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income           $           (0.155)      $   (0.349)   $   (0.363)   $   (0.359)   $   (0.361)   $   (0.382)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $           (0.155)      $   (0.349)   $   (0.363)   $   (0.359)   $   (0.361)   $   (0.382)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD     $            9.980       $    9.910    $    9.590    $    9.720    $    9.340    $    9.930
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.28%            7.11%         2.40%         8.08%        (2.29)%        3.36%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
   (000's omitted)                   $           20,259       $   15,188    $    7,262    $    4,413    $    4,221    $    5,803
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                     1.60%(5)         1.64%         1.72%         1.73%         1.74%         1.71%
   Expenses after custodian fee
      reduction(4)                                 1.59%(5)         1.62%         1.67%         1.70%         1.72%         1.69%
   Net investment income                           3.15%(5)         3.44%         3.64%         3.96%         3.95%         3.74%
Portfolio Turnover of the Portfolio                   5%               3%           20%            6%           11%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 2003 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund". The Funds may offer three classes of shares: Class A, Class B and Class C. Effective August 1, 2003, the California Limited Fund began offering Class C shares although none were issued as of September 30, 2003. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at September 30, 2003, for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- The Funds' net investment income consists of the Funds' pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of the Funds'.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2003, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                                       AMOUNT              EXPIRES
   -----------------------------------------------------------------------------
   California Limited Fund                     $     123,502      March 31, 2011
                                                      83,841      March 31, 2009
                                                      49,293      March 31, 2005
                                                   2,010,530      March 31, 2004

   FUND                                       AMOUNT              EXPIRES
   -----------------------------------------------------------------------------
   Florida Limited Fund                        $     200,399      March 31, 2011
                                                      80,496      March 31, 2009
                                                     355,608      March 31, 2006
                                                     133,020      March 31, 2005
                                                   2,830,758      March 31, 2004

   Massachusetts Limited Fund                        506,705      March 31, 2011
                                                      35,096      March 31, 2010
                                                     136,941      March 31, 2009
                                                     197,971      March 31, 2006
                                                      30,086      March 31, 2005
                                                   1,475,326      March 31, 2004

   New Jersey Limited Fund                           374,246      March 31, 2011
                                                     213,255      March 31, 2006
                                                   1,649,416      March 31, 2004

   New York Limited Fund                             411,305      March 31, 2011
                                                      20,866      March 31, 2005
                                                     958,270      March 31, 2004

   Ohio Limited Fund                                 366,442      March 31, 2011
                                                      69,085      March 31, 2010
                                                      36,233      March 31, 2009
                                                     762,343      March 31, 2004

   Pennsylvania Limited Fund                         400,339      March 31, 2011
                                                      59,482      March 31, 2010
                                                     245,499      March 31, 2009
                                                      25,743      March 31, 2005
                                                   1,038,747      March 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   Additionally, at March 31, 2003, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund had net capital losses of $42,685, $408,765, $143,581, $176,303, $116,357, $34,355 and $109,215
   respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's next taxable year.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2004, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                  CALIFORNIA LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS A                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              528,678            907,017

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    28,690             36,734

   Redemptions                                       (312,020)          (495,227)

   Exchange from Class B shares                        23,671             34,931
   -----------------------------------------------------------------------------

   NET INCREASE                                       269,019            483,455
   -----------------------------------------------------------------------------

                                                  CALIFORNIA LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS B                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              134,986            396,524

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     3,538              5,249

   Redemptions                                        (29,984)           (51,677)

   Exchange to Class A shares                         (23,754)           (35,008)
   -----------------------------------------------------------------------------

   NET INCREASE                                        84,786            315,088
   -----------------------------------------------------------------------------

                                                   FLORIDA LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS A                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              400,082          1,466,875

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    37,024             58,635

   Redemptions                                     (1,007,627)          (548,435)

   Exchange from Class B shares                        35,330            164,408
   -----------------------------------------------------------------------------

   Net increase (decrease)                           (535,191)         1,141,483
   -----------------------------------------------------------------------------

                                                   FLORIDA LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS B                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              229,718            758,742

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     5,571              6,738

   Redemptions                                        (91,923)           (77,436)

   Exchange to Class A shares                         (35,352)          (164,493)
   -----------------------------------------------------------------------------

   NET INCREASE                                       108,014            523,551
   -----------------------------------------------------------------------------

                                                    FLORIDA LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS C                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              554,958          1,176,388

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     7,297              9,853

   Redemptions                                       (152,170)          (339,290)
   -----------------------------------------------------------------------------

   NET INCREASE                                       410,085            846,951
   -----------------------------------------------------------------------------

                                                 MASSACHUSETTS LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS A                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              242,631          1,631,081

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    50,779             89,138

   Redemptions                                       (443,149)          (682,851)

   Exchange from Class B shares                        66,032            102,192
   -----------------------------------------------------------------------------

   NET INCREASE (DECREASE)                            (83,707)         1,139,560
   -----------------------------------------------------------------------------

                                                 MASSACHUSETTS LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS B                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              226,175            640,913

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     8,381             13,620

   Redemptions                                        (62,317)           (75,411)

   Exchange to Class A shares                         (66,087)          (102,327)
   -----------------------------------------------------------------------------

   NET INCREASE                                       106,152            476,795
   -----------------------------------------------------------------------------

                                                 MASSACHUSETTS LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS C                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                            1,340,192          1,130,253

   Issued to shareholders electing
     to receive payments of distributions
     in Fund shares                                    18,125             20,498

   Redemptions                                       (301,558)          (217,891)
   -----------------------------------------------------------------------------

   NET INCREASE                                     1,056,759            932,860
   -----------------------------------------------------------------------------

                                                  NEW JERSEY LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS A                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              574,536            641,508

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    49,518             98,758

   Redemptions                                       (223,052)          (426,064)

   Exchange from Class B shares                         9,904             39,987
   -----------------------------------------------------------------------------

   NET INCREASE                                       410,906            354,189
   -----------------------------------------------------------------------------

                                                  NEW JERSEY LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS B                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              255,688            593,404

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     6,064              7,196

   Redemptions                                        (77,225)           (88,924)

   Exchange to Class A shares                          (9,905)           (40,022)
   -----------------------------------------------------------------------------

   NET INCREASE                                       174,622            471,654
   -----------------------------------------------------------------------------

                                                  NEW YORK LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS A                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              576,630          1,816,436

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    66,054            114,709

   Redemptions                                       (304,264)          (928,526)

   Exchange from Class B shares                        38,579            308,069
   -----------------------------------------------------------------------------

   NET INCREASE                                       376,999          1,310,688
   -----------------------------------------------------------------------------

                                                   NEW YORK LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS B                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              405,433          1,285,666

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    11,857             14,507

   Redemptions                                       (179,867)          (135,750)

   Exchange to Class A shares                         (38,636)          (308,343)
   -----------------------------------------------------------------------------

   NET INCREASE                                       198,787            856,080
   -----------------------------------------------------------------------------

                                                   NEW YORK LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS C                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                            1,682,161          2,324,782

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    27,490             26,321

   Redemptions                                       (370,345)          (388,441)
   -----------------------------------------------------------------------------

   NET INCREASE                                     1,339,306          1,962,662
   -----------------------------------------------------------------------------

                                                    OHIO LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS A                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              344,965            240,158

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    18,809             38,281

   Redemptions                                       (207,822)          (169,724)

   Exchange from Class B Shares                        10,051             19,666
   -----------------------------------------------------------------------------

   NET INCREASE                                       166,003            128,381
   -----------------------------------------------------------------------------

                                                    OHIO LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS B                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                               47,123            192,628

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     1,241              1,244

   Redemptions                                        (42,661)           (42,458)

   Exchange to Class A Shares                         (10,060)           (19,670)
   -----------------------------------------------------------------------------

   NET INCREASE (DECREASE)                             (4,357)           131,744
   -----------------------------------------------------------------------------

                                                 PENNSYLVANIA LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS A                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              319,605            505,193

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    32,861             58,378

   Redemptions                                       (340,752)          (317,425)

   Exchange from Class B shares                        17,621             14,680
   -----------------------------------------------------------------------------

   NET INCREASE                                        29,335            260,826
   -----------------------------------------------------------------------------

                                                 PENNSYLVANIA LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS B                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              228,306            679,927

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     9,172             10,365

   Redemptions                                        (77,487)           (46,647)

   Exchange to Class A shares                         (17,628)           (14,683)
   -----------------------------------------------------------------------------

   NET INCREASE                                       142,363            628,962
   -----------------------------------------------------------------------------

                                                 PENNSYLVANIA LIMITED FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
   CLASS C                                 (UNAUDITED)            MARCH 31, 2003
   -----------------------------------------------------------------------------
   Sales                                              624,409          1,085,249

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    14,407             17,548

   Redemptions                                       (141,415)          (328,081)
   -----------------------------------------------------------------------------

   NET INCREASE                                       497,401            774,716
   -----------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended September 30, 2003, EVM earned $486, $1,042, $1,583, $1,187, $2,407, $413 and $1,525 in
   sub-transfer agent fees from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,629, $4,859, $3,531, $5,665, $6,230, $1,474 and $2,626 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended September 30, 2003.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of

   EVD reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the six months ended September 30, 2003, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund paid or accrued $21,560, $34,327, $37,541, $34,863, $60,212, $10,570, and $38,789, respectively for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $57,577, $79,221, $145,366, and $70,301, respectively for Class C shares, to or payable to EVD representing 0.75% of each Fund's Class B and Class C average daily net assets. At September 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $465,000, $884,000, $594,000, $573,000, $853,000, $666,000 and $463,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $6,636,000, $2,805,000, $4,014,000 and $4,034,000, respectively for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the six months ended September 30, 2003, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $21,226, $33,014, $35,048, $31,688, $48,048, $14,551, and $25,566, respectively, for
   Class A shares, and $4,312, $6,865, $7,508, $6,973, $12,042, $2,114, and
   $7,758, respectively, for Class B shares. For the six months ended September 30, 2003, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $11,515, $15,844, $29,073, and $14,060, respectively, for Class C shares.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 2003, EVD received approximately $1,000, $4,000, $10,000, $9,000, $14,000, $4,000 and $5,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $3,000, $5,000, $5,000 and $5,000, respectively, for Class C shares.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 2003 were as follows:

   CALIFORNIA LIMITED FUND

   Increases                                                     $     7,621,449
   Decreases                                                           4,839,239

   FLORIDA LIMITED FUND

   Increases                                                     $    12,189,180
   Decreases                                                          14,710,041

   MASSACHUSETTS LIMITED FUND

   Increases                                                     $    19,206,347
   Decreases                                                           9,953,698

   NEW JERSEY LIMITED FUND

   Increases                                                     $     8,790,793
   Decreases                                                           3,479,042

   NEW YORK LIMITED FUND

   Increases                                                     $    29,264,635
   Decreases                                                          10,467,295

   OHIO LIMITED FUND

   Increases                                                     $     4,045,700
   Decreases                                                           2,813,749

   PENNSYLVANIA LIMITED FUND

   Increases                                                     $    12,344,025
   Decreases                                                           6,509,002

8  SHAREHOLDER MEETING

   The Funds held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                   JESSICA M.  DONALD R.   JAMES B.   SAMUEL L.  WILLIAM H.  NORTON H.    LYNN A.
   FUND                            BIBLIOWICZ   DWIGHT      HAWKES   HAYES, III     PARK       REAMER      STOUT
   --------------------------------------------------------------------------------------------------------------
   California Fund
      Affirmative                   2,196,980  2,196,980  2,196,980   2,196,980   2,196,980  2,196,980  2,196,980
      Withhold                         28,251     28,251     28,251      28,251      28,251     28,251     28,251

   Florida Fund
      Affirmative                   5,239,659  5,239,659  5,239,659   5,239,659   5,239,659  5,239,659  5,239,659
      Withhold                         76,976     76,976     76,976      76,976      76,976     76,976     76,976

   Massachusetts Fund
      Affirmative                   5,379,083  5,361,289  5,379,083   5,361,289   5,379,083  5,361,289  5,376,607
      Withhold                         30,827     48,621     30,827      48,621      30,827     48,621     33,303

   New Jersey Fund
      Affirmative                   3,592,484  3,586,283  3,592,166   3,589,188   3,599,767  3,583,380  3,597,480
      Withhold                         61,359     67,559     61,677      64,654      54,075     70,462     56,362

   New York Fund
      Affirmative                   6,900,293  6,891,626  6,902,178   6,893,231   6,900,293  6,898,804  6,902,178
      Withhold                        122,693    131,360    120,808     129,755     122,693    124,182    120,808

   Ohio Fund
      Affirmative                   1,712,897  1,710,407  1,712,897   1,710,407   1,712,897  1,710,407  1,712,897
      Withhold                         17,500     19,990     17,500      19,990      17,500     19,990     17,500

   Pennsylvania Fund
      Affirmative                   4,205,800  4,211,109  4,212,944   4,206,412   4,212,723  4,212,223  4,203,653
      Withhold                         68,617     63,308     61,473      68,005      61,694     62,194     70,764

   Each nominee was also elected a Trustee of its corresponding Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.7%

   $      250      California Department of Water Resource
                   Power Supply, 5.125%, 5/1/18                                       $     262,147
---------------------------------------------------------------------------------------------------
                                                                                      $     262,147
---------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 4.8%

   $      520      California Statewide Communities Development
                   Authority, (San Gabriel Valley), Escrowed to Maturity,
                   5.50%, 9/1/14                                                      $     602,576
        1,000      Sacramento, Cogeneration Authority, (Proctor & Gamble),
                   Prefunded to 7/1/05, 6.50%, 7/1/21                                     1,114,120
---------------------------------------------------------------------------------------------------
                                                                                      $   1,716,696
---------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS --  2.3%

   $      400      California, 5.25%, 2/1/14                                          $     436,496
          350      Santa Clara Unified School District, 5.25%, 7/1/15                       386,942
---------------------------------------------------------------------------------------------------
                                                                                      $     823,438
---------------------------------------------------------------------------------------------------

HOSPITAL -- 3.8%

   $      225      Eastern Plumas Health Care District, 7.50%, 8/1/07                 $     227,862
          200      San Benito Health Care District, 5.375%, 10/1/12                         193,288
          200      San Gorgonio Memorial Health Care District,
                   5.80%, 5/1/14                                                            187,212
          400      Stockton Health Facilities, (Dameron Hospital),
                   5.70%, 12/1/14                                                           422,876
          300      Torrance Hospital, (Torrance Memorial Medical Center),
                   5.40%, 6/1/15                                                            323,859
---------------------------------------------------------------------------------------------------
                                                                                      $   1,355,097
---------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 0.5%

   $      200      California Pollution Control Financing Authority,
                   (Browning Ferris Industries), (AMT), 5.80%, 12/1/16                $     186,712
---------------------------------------------------------------------------------------------------
                                                                                      $     186,712
---------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.1%

   $      200      California Educational Facilities Authority, (Loyola
                   Marymount University), (MBIA), 5.00%, 10/1/20                      $     209,826
          475      California Educational Facilities Authority, (San Diego
                   University), (AMBAC), 0.00%, 10/1/15                                     280,236
          500      California Educational Facilities Authority, (Santa Clara
                   University), (AMBAC), 5.25%, 9/1/16                                      569,345
          500      California Educational Facilities Authority, (Santa Clara
                   University), (MBIA), 5.00%, 2/1/19                                       526,960
   $      210      California University Foundation Revenue, (Sacramento
                   Auxiliary), (MBIA), 5.50%, 10/1/20                                 $     230,704
---------------------------------------------------------------------------------------------------
                                                                                      $   1,817,071
---------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 8.6%

   $    1,000      California Pollution Control Financing Authority,
                   (San Diego Gas and Electric), (MBIA),
                   5.90%, 6/1/14(1)                                                   $   1,192,140
          500      California Pollution Control Financing Authority, PCR,
                   (Pacific Gas and Electric), (MBIA), 5.35%, 12/1/16                       545,015
          250      Puerto Rico Electric Power Authority, (MBIA),
                   5.00%, 7/1/19                                                            276,675
        1,000      Southern California Public Power Authority, (AMBAC),
                   5.00%, 7/1/17                                                          1,043,760
---------------------------------------------------------------------------------------------------
                                                                                      $   3,057,590
---------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.8%

   $    1,000      ABAG Finance Authority Certificates of Participation,
                   (Stanford University Hospital), (MBIA),
                   Escrowed to Maturity, 5.125%, 11/1/05                              $   1,053,550
          300      ABAG Finance Authority for Nonprofit Corps.,
                   (Stanford University Hospital), (MBIA),
                   Escrowed to Maturity, 4.90%, 11/1/03                                     301,020
---------------------------------------------------------------------------------------------------
                                                                                      $   1,354,570
---------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 27.6%

   $      210      Azusa Unified School District, (FSA),
                   5.375%, 7/1/19                                                     $     229,270
          400      Barstow Unified School District, (FGIC), 5.25%, 8/1/18                   435,488
          500      Burbank Unified School District, (Election of 1997),
                   (FGIC), 5.25%, 8/1/14                                                    555,845
        1,000      Burbank Unified School District, (FGIC), 0.00%, 8/1/12                   705,090
          380      Fallbrook Union Elementary School District,
                   (Election of 2002), (FGIC), 5.00%, 8/1/20                                400,041
        1,080      Fillmore Unified School District, (FGIC), 0.00%, 7/1/15                  646,434
          200      Jurupa Unified School District, (FGIC), 5.50%, 8/1/19                    220,542
          750      Los Angeles Unified School District, (Election of 1997),
                   (MBIA), 5.125%, 7/1/21                                                   787,702
          500      Morgan Hill Unified School District, (FGIC), 5.25%, 8/1/19               540,590
          750      Mt. Diablo School District, (AMBAC), 5.70%, 8/1/14                       834,487
          500      North Orange County Community College District, (MBIA),
                   5.25%, 8/1/14                                                            561,350
          500      Oak Grove School District, (Election of 1995), (FGIC),
                   5.00%, 8/1/16                                                            540,060
        1,000      Redwood City Elementary School District, (FGIC),
                   5.00%, 8/1/15                                                          1,115,000
          150      San Diego Unified School District, (FSA), 5.00%, 7/1/18                  160,566

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

   $      500      San Diego Unified School District, (FSA), 5.00%, 7/1/20            $     526,185
          200      San Jose Unified School District, (FSA), 5.375%, 8/1/19                  218,176
        1,000      San Juan Unified School District, (FSA), 0.00%, 8/1/17                   530,470
          250      Santa Clara Unified School District, (MBIA),
                   5.375%, 7/1/19                                                           272,535
          705      Ukiah Unified School District, (FGIC), 0.00%, 8/1/10                     560,898
---------------------------------------------------------------------------------------------------
                                                                                      $   9,840,729
---------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.4%

   $      400      California Statewide Communities Development Authority,
                   (Sutter Health), (FSA), 6.00%, 8/15/13                             $     466,740
        1,000      Tri-City Hospital District, (MBIA), 5.625%, 2/15/17                    1,097,300
---------------------------------------------------------------------------------------------------
                                                                                      $   1,564,040
---------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 6.6%

   $    2,000      Anaheim Public Financing Authority, (Public Improvements),
                   (FSA), 0.00%, 9/1/19                                               $     934,820
          750      California Public Works, (UCLA Replacement Hospital),
                   (FSA), 5.375%, 10/1/16                                                   831,810
          505      California State Public Works Board, (Department of
                   Corrections), (AMBAC), 5.25%, 12/1/13                                    572,508
---------------------------------------------------------------------------------------------------
                                                                                      $   2,339,138
---------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.6%

   $      310      Puerto Rico Municipal Finance Agency, (FSA),
                   5.25%, 8/1/21                                                      $     334,254
          230      Puerto Rico Public Finance Corp., (MBIA),
                   4.75%, 8/1/16                                                            244,918
---------------------------------------------------------------------------------------------------
                                                                                      $     579,172
---------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 8.8%

   $      600      Burbank Public Financing Authority, (Golden State
                   Redevelopment), (AMBAC), 5.25%, 12/1/22                            $     639,132
          500      Napa County Flood Protection and Watershed
                   Improvements Authority, (FGIC), 5.00%, 6/15/18                           529,465
        1,000      San Mateo County Transportation District, (MBIA),
                   5.25%, 6/1/17                                                          1,134,540
          250      Santa Clara Valley Transportation Authority, (MBIA),
                   5.00%, 6/1/17                                                            268,545
          500      Seaside Redevelopment Agency, (MBIA),
                   5.00%, 8/1/15                                                            545,190
---------------------------------------------------------------------------------------------------
                                                                                      $   3,116,872
---------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.4%

   $      225      Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15                                    $     263,891
          500      Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                          585,375
        1,000      San Joaquin Hills, Transportation Corridor Agency
                   Bridge & Toll Road, (MBIA), 0.00%, 1/15/12                               720,840
---------------------------------------------------------------------------------------------------
                                                                                      $   1,570,106
---------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.1%

   $      200      Sacramento County, Sanitation District Financing
                   Authority, (County Sanitation District No. 1),
                   (AMBAC), 5.50%, 12/1/18                                            $     223,708
          500      Sunnyvale Financing Authority Water and Wastewater,
                   (AMBAC), 5.00%, 10/1/22                                                  515,120
---------------------------------------------------------------------------------------------------
                                                                                      $     738,828
---------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.8%

   $      300      California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                     $     281,124
---------------------------------------------------------------------------------------------------
                                                                                      $     281,124
---------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.7%

   $      250      ABAG Finance Authority, (American Baptist Homes),
                   5.75%, 10/1/17                                                     $     237,175
---------------------------------------------------------------------------------------------------
                                                                                      $     237,175
---------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 9.7%

   $      300      Alameda Public Financing Authority, 5.45%, 9/2/14                  $     307,122
          185      Brentwood Infrastructure Financing Authority,
                   5.50%, 9/2/12                                                            190,844
          250      Brentwood Infrastructure Financing Authority,
                   5.625%, 9/2/15                                                           253,788
          200      Capistrano Unified School District, 5.65%, 9/1/15                        203,810
          195      Corona Public Financing Authority, 5.70%, 9/1/13                         196,145
          200      Fontana Redevelopment Agency, (Jurupa Hills),
                   5.50%, 10/1/17                                                           209,958
          160      Murrueta Valley Unified School District, 5.70%, 9/1/17                   158,312
          390      Pomona Redevelopment Agency, (West Holt Avenue
                   Redevelopment), 5.50%, 5/1/13                                            413,069
          295      Rancho Cucamonga Public Finance Authority ,
                   5.75%, 9/2/12                                                            312,181
          300      Roseville Special Tax, 6.00%, 9/1/11                                     322,152
          200      Santa Margarita Water District, 6.10%, 9/1/14                            210,612
          200      Santaluz Community Facility District No. 2, 5.80%, 9/1/14                205,314

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

   $      200      Torrance Redevelopment Agency, 5.50%, 9/1/12                       $     207,616
          250      Whittier Public Financing Authority, (Greenleaf Avenue
                   Redevelopment), 5.50%, 11/1/16                                           260,118
---------------------------------------------------------------------------------------------------
                                                                                      $   3,451,041
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.8%

   $      290      Port Redwood City, (AMT), 5.40%, 6/1/19                            $     296,940
---------------------------------------------------------------------------------------------------
                                                                                      $     296,940
---------------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.4%

   $      500      Metropolitan Water District, (Southern California
                   Waterworks), 4.75%, 7/1/22                                         $     502,115
---------------------------------------------------------------------------------------------------
                                                                                      $     502,115
---------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
   (IDENTIFIED COST $33,364,750)                                                      $  35,090,601
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                                $     517,584
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $  35,608,185
---------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 74.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 13.3% to 28.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.4%

   $      750      Hillsborough County IDA, Pollution Control Revenue,
                   (Tampa Electric Co.), 5.10%, 10/1/13                               $     743,115
        1,000      Jacksonville Electric Authority, (St. Johns River Power Park),
                   5.375%, 10/1/16                                                        1,083,820
        1,100      Orlando Water and Electric Utilities Commission,
                   5.25%, 10/1/20                                                         1,187,648
---------------------------------------------------------------------------------------------------
                                                                                      $   3,014,583
---------------------------------------------------------------------------------------------------

HOSPITAL -- 2.3%

   $    1,000      Highlands County Health Facilities Authority, (Adventist
                   Health System), 5.25%, 11/15/20                                    $   1,013,870
          500      West Orange Healthcare District, 5.50%, 2/1/10                           539,610
---------------------------------------------------------------------------------------------------
                                                                                      $   1,553,480
---------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 0.8%

   $      500      Polk County IDA, (Cargill Fertilizer), (AMT),
                   5.50%, 11/1/09                                                     $     557,420
---------------------------------------------------------------------------------------------------
                                                                                      $     557,420
---------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.3%

   $    1,000      Brevard County Utility Revenue, (FGIC),
                   5.25%, 3/1/13                                                      $   1,124,230
        2,000      Escambia County Utilities Authority, (FGIC),
                   0.00%, 1/1/15                                                          1,245,280
        1,250      Puerto Rico Electric Power Authority, (MBIA),
                   5.00%, 7/1/19                                                          1,383,375
        1,250      Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                         1,434,025
        1,000      Tallahassee Consolidated Utilities System, (FGIC),
                   5.50%, 10/1/18                                                         1,160,000
---------------------------------------------------------------------------------------------------
                                                                                      $   6,346,910
---------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.6%

   $    1,750      Dade County Local School District, (MBIA),
                   5.00%, 2/15/15                                                     $   1,891,452
          330      Dade County, (MBIA), 0.00%, 10/1/08                                      289,492
        1,000      Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12                         723,820
        1,000      Miami, (MBIA), 5.375%, 9/1/15                                          1,126,640
          750      Miami-Dade County General Obligation, (Fire and Rescue
                   Service District), (AMBAC), 5.25%, 4/1/17                                824,100
        1,000      Miami-Dade County School District, (FSA),
                   5.375%, 8/1/15                                                         1,152,570
          750      New York, NY, (FGIC), 5.50%, 6/1/12                                      862,867
   $    1,500      Reedy Creek Improvements District, (AMBAC),
                   5.375%, 6/1/15                                                     $   1,672,710
---------------------------------------------------------------------------------------------------
                                                                                      $   8,543,651
---------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.7%

   $      750      Miami-Dade County, Health Facilities Authority, (Miami Children's
                   Hospital), (AMBAC), 5.625%, 8/15/16                                $     848,220
        1,000      Saint Petersburg Health Facilities Authority, (All Children's
                   Hospital), (AMBAC), 5.50%, 11/12/17                                    1,121,400
          500      Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18                   555,805
---------------------------------------------------------------------------------------------------
                                                                                      $   2,525,425
---------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.5%

   $      825      Florida Housing Finance Authority, (Leigh Meadows
                   Apartments), (AMBAC), 5.85%, 9/1/10                                $     871,769
          765      Florida Housing Finance Authority, (Stottert Arms
                   Apartments), (AMBAC), 5.90%, 9/1/10                                      808,972
---------------------------------------------------------------------------------------------------
                                                                                      $   1,680,741
---------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 6.9%

   $      500      Florida Board of Education Lottery Revenue, (FGIC),
                   5.00%, 7/1/20                                                      $     526,205
        1,100      Florida Board of Education Lottery Revenue, (FGIC),
                   5.25%, 7/1/20                                                          1,186,845
        1,500      Jacksonville Entitlement Revenue, (Public Improvements),
                   (FGIC), 5.00%, 10/1/21                                                 1,568,010
          750      Palm Beach County Public Improvements, (Convention
                   Center), (FGIC), 5.625%, 11/1/15                                         859,102
          500      Saint Johns County IDA, (Professional Golf Hall of Fame),
                   (MBIA), 5.00%, 9/1/20                                                    526,630
---------------------------------------------------------------------------------------------------
                                                                                      $   4,666,792
---------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 3.8%

   $    1,750      Dade County, Resource Recovery Facilities, (AMBAC), (AMT),
                   5.30%, 10/1/07                                                     $   1,936,602
        1,100      Palm Beach Solid Waste Authority, (AMBAC),
                   0.00%, 10/1/16                                                           624,228
---------------------------------------------------------------------------------------------------
                                                                                      $   2,560,830
---------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.4%

   $      500      Cape Coral, Water and Sewer, (FSA), 4.80%, 7/1/09                  $     558,545
          990      Julington Creek Plantation Community Development
                   District, (MBIA), 4.75%, 5/1/19                                        1,029,006
        2,000      Miami-Dade County Professional Sports Franchise Facilities,
                   (MBIA), 0.00%, 10/1/13                                                 1,341,180

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE (CONTINUED)

   $    1,760      Osceola County Sales Tax, (FSA), 5.00%, 4/1/19                     $   1,855,462
          770      Seminole County Sales Tax, (FGIC), 5.375%, 10/1/19                       845,006
          595      St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18                              634,312
          250      St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19                              264,507
          500      Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18                                533,325
---------------------------------------------------------------------------------------------------
                                                                                      $   7,061,343
---------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.9%

   $    1,000      Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                                                    $   1,082,800
        1,000      Canaveral Port Authority Improvements, (FGIC),
                   5.00%, 6/1/19                                                          1,059,440
        1,750      Dade County, Seaport, (MBIA), 5.125%, 10/1/16+                         1,910,143
        1,305      Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/14                                                         1,474,572
        1,080      Lee County Transportation Facility, (AMBAC),
                   5.50%, 10/1/16                                                         1,221,178
---------------------------------------------------------------------------------------------------
                                                                                      $   6,748,133
---------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 20.4%

   $    2,000      Boynton Beach Utility System, (FGIC), 5.50%, 11/1/17               $   2,331,200
        1,750      Dade County, Water and Sewer System, (FGIC),
                   5.25%, 10/1/11                                                         1,964,200
          500      Dade County, Water and Sewer System, (FGIC),
                   5.25%, 10/1/21                                                           533,540
          750      Hillsborough County, Capacity Assessment, (FSA),
                   5.125%, 3/1/20                                                           797,813
        1,000      Manatee County, Public Utilities, (MBIA), 6.75%, 10/1/04               1,055,930
        1,000      Port Saint Lucie Utility, (MBIA), 0.00%, 9/1/15                          603,290
        2,000      Seacoast Utilities Authority Water and Sewer, (FGIC),
                   5.50%, 3/1/16                                                          2,320,060
        1,320      Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15                    1,479,548
        1,000      Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22                     1,074,070
        1,000      Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18                     1,153,900
          500      Tallahassee, Consolidated Utility System, (FGIC),
                   5.50%, 10/1/19                                                           578,675
---------------------------------------------------------------------------------------------------
                                                                                      $  13,892,226
---------------------------------------------------------------------------------------------------

NURSING HOME -- 1.3%

   $      600      Okaloosa County, Retirement Rental Housing, (Encore
                   Retirement Partners), 6.125%, 2/1/14                               $     533,796
          470      Orange County, Health Facilities Authority, (Westminister
                   Community Care Services), 6.50%, 4/1/12                                  367,108

---------------------------------------------------------------------------------------------------
                                                                                      $     900,904
---------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.5%

   $      250      Lee County IDA, (Shell Point Village), 5.50%, 11/15/21             $     243,963
          250      Lee County IDA, (Shell Point Village), 5.75%, 11/15/14                   260,880
          595      North Miami HFA, (Imperial Club), 6.75%, 1/1/33                          506,613
---------------------------------------------------------------------------------------------------
                                                                                      $   1,011,456
---------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.6%

   $      500      Fishhawk Community Development District II,
                   5.00%, 11/1/07                                                     $     499,885
           85      Fleming Island Plantation Community Development District,
                   6.30%, 2/1/05                                                             85,503
          500      Gateway, FL, Services Community Development District,
                   (Stoneybrook), 5.50%, 7/1/08                                             501,300
          295      Heritage Harbour South Community Development District,
                   (Capital Improvements), 5.40%, 11/1/08                                   294,531
          255      Heritage Palms Community Development District, Capital
                   Improvements, 6.25%, 11/1/04                                             255,870
           25      Lexington Oaks Community Development District,
                   6.70%, 5/1/07                                                             25,192
          320      Longleaf Community Development District, 6.20%, 5/1/09                   294,765
          370      North Springs, Improvement District, (Heron Bay),
                   7.00%, 5/1/19                                                            386,831
        1,000      Orlando Capital Improvements, 5.00%, 10/1/18                           1,060,660
          165      Stoneybrook West Community Development District,
                   6.45%, 5/1/10                                                            167,414
           35      Vista Lakes Community Development District,
                   6.35%, 5/1/05                                                             35,128
          165      Waterlefe Community Development District, Capital
                   Improvements, 6.25%, 5/1/10                                              166,181
---------------------------------------------------------------------------------------------------
                                                                                      $   3,773,260
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.7%

   $      425      Florida Turnpike Authority, (Department of Transportation),
                   5.25%, 7/1/18                                                      $     463,424
---------------------------------------------------------------------------------------------------
                                                                                      $     463,424
---------------------------------------------------------------------------------------------------

UTILITIES -- 1.5%

   $      240      Orlando Utilities Commission Water and Electric,
                   5.00%, 10/1/18                                                     $     256,570
          750      Orlando Utilities Commission Water and Electric,
                   5.00%, 10/1/22                                                           777,788
---------------------------------------------------------------------------------------------------
                                                                                      $   1,034,358
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
WATER AND SEWER -- 1.1%

   $      750      Jacksonville Electric Authority, Water and Sewer,
                   5.125%, 10/1/19                                                    $     765,518
---------------------------------------------------------------------------------------------------
                                                                                      $     765,518
---------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.7%
   (IDENTIFIED COST $63,778,042)                                                      $  67,100,454
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                                $     860,562
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $  67,961,016
---------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 80.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 31.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
EDUCATION -- 13.6%

   $      580      Massachusetts Development Finance Agency,
                   (Massachusetts College of Pharmacy), 5.00%, 7/1/11                 $     594,372
          400      Massachusetts Development Finance Agency,
                   (Xaverian Brothers High School), 5.55%, 7/1/19                           412,148
        1,000      Massachusetts HEFA, (Boston College), 5.00%, 6/1/11                    1,116,760
        1,305      Massachusetts HEFA, (Boston College), 5.25%, 6/1/20                    1,408,056
        1,000      Massachusetts HEFA, (Boston College), 5.375%, 6/1/14                   1,148,880
        1,000      Massachusetts HEFA, (Harvard University),
                   5.00%, 7/15/22                                                         1,051,410
          750      Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15                   873,645
        1,125      Massachusetts IFA, (Babson College), 5.375%, 10/1/17                   1,188,652
          500      Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13                  528,740
          485      Massachusetts IFA, (Dana Hall), 5.90%, 7/1/27                            492,619
        1,030      Massachusetts IFA, (Park School), 5.50%, 9/1/16                        1,134,689
          750      Massachusetts IFA, (St. Johns High School, Inc.),
                   5.70%, 6/1/18                                                            778,470
          500      Massachusetts IFA, (Wentworth Institute of Technology),
                   5.55%, 10/1/13                                                           531,870
---------------------------------------------------------------------------------------------------
                                                                                      $  11,260,311
---------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.6%

   $      500      Massachusetts Development Finance Agency,
                   (Devens Electric System), 5.75%, 12/1/20                           $     524,525
---------------------------------------------------------------------------------------------------
                                                                                      $     524,525
---------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.5%

   $      785      Massachusetts Bay Transportation Authority, Prerefunded
                   to 3/1/05, 5.75%, 3/1/18                                           $     852,015
        1,000      Massachusetts Turnpike Authority, Escrowed to Maturity,
                   5.00%, 1/1/13                                                          1,111,200
        2,000      Massachusetts Turnpike Authority, Escrowed to Maturity,
                   5.00%, 1/1/20(1)                                                       2,194,900
          680      Massachusetts Water Pollution Abatement Trust,
                   Escrowed to Maturity, 5.25%, 8/1/14                                      774,398
          400      Rail Connections, Inc., (Rte. 128 Parking Garage),
                   Escrowed to Maturity, 5.30%, 7/1/09                                      459,880
---------------------------------------------------------------------------------------------------
                                                                                      $   5,392,393
---------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.6%

   $    1,000      Boston, 5.00%, 2/1/18                                              $   1,066,720
          500      Burlington, 5.00%, 2/1/15                                                556,040
          500      Burlington, 5.00%, 2/1/16                                                554,720
          500      Falmouth, 5.25%, 2/1/16                                                  559,385
   $    1,000      Massachusetts, 5.00%, 11/1/14                                      $   1,083,360
---------------------------------------------------------------------------------------------------
                                                                                      $   3,820,225
---------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.5%

   $      165      Massachusetts Development Finance Agency, (MCHSP
                   Human Services), 6.60%, 8/15/29                                    $     148,127
          275      Massachusetts Development Finance Agency,
                   (New England Center for Children), 5.30%, 11/1/08                        265,697
---------------------------------------------------------------------------------------------------
                                                                                      $     413,824
---------------------------------------------------------------------------------------------------

HOSPITAL -- 9.3%

   $      500      Massachusetts HEFA, (Baystate Medical Center),
                   5.75%, 7/1/14                                                      $     552,960
          865      Massachusetts HEFA, (Baystate Medical Center),
                   5.75%, 7/1/15                                                            951,976
          475      Massachusetts HEFA, (Berkshire Health System),
                   4.50%, 10/1/05                                                           492,219
        1,315      Massachusetts HEFA, (Cape Cod Healthcare),
                   5.25%, 11/15/13                                                        1,349,874
          860      Massachusetts HEFA, (Central New England Health
                   Systems), 6.125%, 8/1/13                                                 847,891
          500      Massachusetts HEFA, (Dana Farber Cancer Institute),
                   6.50%, 12/1/05                                                           551,545
          770      Massachusetts HEFA, (Jordan Hospital), 5.00%, 10/1/11                    729,444
          750      Massachusetts HEFA, (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                                                801,900
          250      Massachusetts HEFA, (Partners Healthcare System),
                   5.00%, 7/1/09                                                            276,435
        1,000      Massachusetts HEFA, (Partners Healthcare System),
                   5.50%, 7/1/10                                                          1,122,810
---------------------------------------------------------------------------------------------------
                                                                                      $   7,677,054
---------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.8%

   $    1,560      Massachusetts College Building Authority, (XLCA),
                   5.375%, 5/1/14                                                     $   1,777,573
          500      Massachusetts HEFA, (University of Massachusetts),
                   (MBIA), 5.125%, 10/1/20                                                  532,755
---------------------------------------------------------------------------------------------------
                                                                                      $   2,310,328
---------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.4%

   $    2,120      Massachusetts Municipal Wholesale Electric Co., (MBIA),
                   5.25%, 7/1/12                                                      $   2,386,442
        1,000      Massachusetts Power Supply System, (Municipal
                   Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13                         1,117,080
        1,500      Puerto Rico Electric Power Authority, (MBIA),
                   5.50%, 7/1/16                                                          1,758,240
---------------------------------------------------------------------------------------------------
                                                                                      $   5,261,762
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 4.3%

   $    2,000      Massachusetts Bay Transportation Authority, Prerefunded
                   to 3/1/05, (AMBAC), 5.25%, 3/1/11                                  $   2,137,000
          400      Massachusetts Turnpike Authority, Escrowed to Maturity,
                   (FGIC), 5.125%, 1/1/23                                                   432,212
          850      Route 3 North Transportation Improvements Association,
                   (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21                          992,553
---------------------------------------------------------------------------------------------------
                                                                                      $   3,561,765
---------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 16.4%

   $    1,000      Boston, (MBIA), 5.00%, 2/1/19                                      $   1,064,040
        2,000      Dudley-Charlton Regional School District, (FGIC),
                   5.125%, 6/15/13                                                        2,261,400
        1,000      Fall River, (FSA), 5.25%, 2/1/14                                       1,137,390
          940      Fall River, (FSA), 5.25%, 2/1/18                                       1,046,182
          780      Groton-Dunstable Regional School District, (FSA),
                   5.00%, 10/15/17                                                          846,409
          750      Haverhill, (FGIC), 5.00%, 6/15/17                                        810,112
          715      Lancaster, (AMBAC), 5.00%, 4/15/19                                       766,823
        1,035      Lancaster, (AMBAC), 5.375%, 4/15/15                                    1,177,085
          750      Lawrence, (MBIA), 5.00%, 3/15/13                                         838,327
        1,000      Massachusetts, (AMBAC), 5.00%, 7/1/12                                  1,114,590
          500      Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17                   568,715
        1,195      Puerto Rico, Public Improvements, (XLCA), 5.25%, 7/1/16                1,361,631
          500      Springfield, (MBIA), 5.25%, 1/15/15                                      564,425
---------------------------------------------------------------------------------------------------
                                                                                      $  13,557,129
---------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.6%

   $    1,000      Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                   5.00%, 7/1/05                                                      $   1,058,060
        1,000      Massachusetts HEFA, (New England Medical Center
                   Hospital), (FGIC), 5.375%, 5/15/15                                     1,108,270
---------------------------------------------------------------------------------------------------
                                                                                      $   2,166,330
---------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.3%

   $      235      Massachusetts Housing Finance Agency, Single Family,
                   (AMBAC), (AMT), 5.15%, 12/1/12                                     $     244,391
---------------------------------------------------------------------------------------------------
                                                                                      $     244,391
---------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.0%

   $      750      Boston Convention Center Act 1997, (AMBAC),
                   5.00%, 5/1/16                                                      $     815,670
---------------------------------------------------------------------------------------------------
                                                                                      $     815,670
---------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 2.7%

   $    1,000      Massachusetts Development Finance Agency,
                   (Semass System), (MBIA), 5.625%, 1/1/13                            $   1,139,710
        1,000      Massachusetts Development Finance Agency,
                   (Semass System), (MBIA), 5.625%, 1/1/16                                1,123,790
---------------------------------------------------------------------------------------------------
                                                                                      $   2,263,500
---------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.4%

   $    1,630      Massachusetts Bay Transportation Authority, (General
                   Transportation System), (MBIA), 5.50%, 3/1/14                      $   1,887,067
          500      Massachusetts Port Authority, (Delta Airlines), (AMBAC),
                   (AMT), 5.50%, 1/1/15                                                     538,575
        1,225      Massachusetts Port Authority, (FSA), 5.125%, 7/1/17                    1,300,203
        1,000      Massachusetts Port Authority, (MBIA), 5.00%, 7/1/18                    1,074,600
        1,500      Massachusetts State Federal Highway Grant Anticipation
                   Notes, (FSA), 5.50%, 12/15/13                                          1,745,205
        1,000      Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/11                                        1,161,600
          500      Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                          585,375
        1,000      Puerto Rico Highway and Transportation Authority (FGIC),
                   5.50%, 7/1/15                                                          1,164,530
---------------------------------------------------------------------------------------------------
                                                                                      $   9,457,155
---------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.1%

   $    1,650      Puerto Rico, ITEM & ECFA, (Guaynabo Municipal
                   Government), 5.375%, 7/1/06                                        $   1,754,511
---------------------------------------------------------------------------------------------------
                                                                                      $   1,754,511
---------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.7%

   $    1,000      Massachusetts Development Finance Agency,
                   (Jewish Philanthropies), 5.25%, 2/1/22                             $   1,065,630
          350      Massachusetts Development Finance Agency, (YMCA of
                   Greater Boston), 5.25%, 11/1/13                                          367,931
---------------------------------------------------------------------------------------------------
                                                                                      $   1,433,561
---------------------------------------------------------------------------------------------------

NURSING HOME -- 1.7%

   $      425      Massachusetts Development Finance Agency, (Odd Fellows
                   Home of Massachusetts), 6.25%, 1/1/15                              $     392,318
          515      Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07                   519,450
          480      Massachusetts IFA, (Age Institute of Massachusetts),
                   7.60%, 11/1/05                                                           480,134
---------------------------------------------------------------------------------------------------
                                                                                      $   1,391,902
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE -- 1.2%

   $      600      Massachusetts Development Finance Agency, (Berkshire
                   Retirement), 5.60%, 7/1/19                                         $     574,230
          490      Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                    458,601
---------------------------------------------------------------------------------------------------
                                                                                      $   1,032,831
---------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.2%

   $    1,000      Massachusetts IFA, (Ogden Haverhill), (AMT),
                   5.50%, 12/1/13                                                     $     968,900
---------------------------------------------------------------------------------------------------
                                                                                      $     968,900
---------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.7%

   $      750      Massachusetts Bay Transportation Authority, Sales Tax,
                   5.25%, 7/1/16                                                      $     852,143
          500      Massachusetts Special Obligations, 5.00%, 6/1/14                         554,750
---------------------------------------------------------------------------------------------------
                                                                                      $   1,406,893
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.1%

   $      215      Massachusetts Bay Transportation Authority,
                   5.75%, 3/1/18                                                      $     231,579
        1,000      Massachusetts Port Authority, (AMT), 6.25%, 7/1/17                     1,104,530
        2,000      Massachusetts State Federal Highway Grant Anticipation
                   Notes, 0.00%, 6/15/15                                                  1,212,560
---------------------------------------------------------------------------------------------------
                                                                                      $   2,548,669
---------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.8%

   $    1,595      Massachusetts Water Pollution Abatement Trust,
                   0.00%, 8/1/12                                                      $   1,130,871
          600      Massachusetts Water Pollution Abatement Trust,
                   5.00%, 8/1/16                                                            651,942
          500      Massachusetts Water Pollution Abatement Trust,
                   5.25%, 2/1/12                                                            562,445
---------------------------------------------------------------------------------------------------
                                                                                      $   2,345,258
---------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
   (IDENTIFIED COST $77,688,760)                                                      $  81,608,887
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                                $   1,230,206
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $  82,839,093
---------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 48.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.5% to 17.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
COGENERATION -- 1.2%

   $      635      New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                                     $     637,737
---------------------------------------------------------------------------------------------------
                                                                                      $     637,737
---------------------------------------------------------------------------------------------------

EDUCATION -- 2.7%

   $      750      New Jersey Educational Facilities Authority,
                   (Steven's Institute of Technology), 5.00%, 7/1/11                  $     804,180
          600      New Jersey Educational Facility Authority, (Higher
                   Education Capital Improvements), 5.00%, 9/1/15                           650,070
---------------------------------------------------------------------------------------------------
                                                                                      $   1,454,250
---------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.4%

   $      350      New Jersey EDA, (Kapkowski Road Landfill),
                   Prerefunded to 5/15/14, 6.375%, 4/1/18                             $     433,184
        2,030      New Jersey EDA, (Principal Custodial Receipts),
                   Escrowed to Maturity, 0.00%, 12/15/12                                  1,424,613
---------------------------------------------------------------------------------------------------
                                                                                      $   1,857,797
---------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 8.9%

   $      500      Jersey City School District, 6.25%, 10/1/10                        $     598,635
          500      New Jersey, 4.50%, 2/1/18                                                508,155
        1,560      Ocean County, 5.00%, 8/1/17                                            1,688,965
        1,050      Puerto Rico, 0.00%, 7/1/08                                               923,905
        1,000      Union County, (General Improvements),
                   5.00%, 3/1/17                                                          1,079,390
---------------------------------------------------------------------------------------------------
                                                                                      $   4,799,050
---------------------------------------------------------------------------------------------------

HOSPITAL -- 5.1%

   $      500      New Jersey Health Care Facilities Financing Authority,
                   (Atlantic City Medical Care Center), 6.00%, 7/1/12                 $     564,140
          450      New Jersey Health Care Facilities Financing Authority,
                   (Hackensack University Medical Center),
                   6.125%, 1/1/20                                                           481,284
          500      New Jersey Health Care Facilities Financing Authority,
                   (Robert Wood Johnson University Hospital),
                   5.60%, 7/1/15                                                            546,125
          425      New Jersey Health Care Facilities Financing Authority,
                   (Saint Peters University Hospital), (AMT),
                   6.875%, 7/1/20                                                           463,293
          680      New Jersey Health Care Facilities Financing Authority,
                   (St. Elizabeth's Hospital), 5.75%, 7/1/08                                705,208
---------------------------------------------------------------------------------------------------
                                                                                      $   2,760,050
---------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.4%

   $      420      New Jersey Economic Development Authority PCR,
                   (PSEG Power), 5.00%, 3/1/12                                        $     419,609
          350      New Jersey EDA, (American Airlines), (AMT),
                   7.10%, 11/1/31                                                           204,754
          450      New Jersey EDA, (Continental Airlines), (AMT),
                   6.25%, 9/15/19                                                           382,928
          500      New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                                            498,000
          300      New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                                           333,552
---------------------------------------------------------------------------------------------------
                                                                                      $   1,838,843
---------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.8%

   $    1,000      New Jersey Economic Development Authority, (School
                   Facility), (AMBAC), 5.25%, 6/15/16                                 $   1,103,920
          900      New Jersey Educational Facilities Authority, (Ramapo
                   College), (AMBAC), 4.60%, 7/1/14                                         956,295
          500      University of New Jersey Medicine and Dentistry,
                   (AMBAC), 5.375%, 12/1/13                                                 568,635
---------------------------------------------------------------------------------------------------
                                                                                      $   2,628,850
---------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.0%

   $      560      Cape May County Industrial Pollution Control Financing
                   Authority, (Atlantic City Electric Co,), (MBIA),
                   6.80%, 3/1/21                                                            722,389
          730      Puerto Rico Electric Power Authority, (XLCA),
                   5.00%, 7/1/11                                                            820,352
        1,000      Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                         1,147,220
---------------------------------------------------------------------------------------------------
                                                                                      $   2,689,961
---------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 22.0%

   $      330      Clearview Regional High School District, (FGIC),
                   5.375%, 8/1/15                                                     $     376,012
        1,175      Edison, (AMBAC), 4.70%, 1/1/04                                         1,186,127
          750      Freehold Regional High School District, (FGIC),
                   5.00%, 3/1/18                                                            826,785
          720      Hillsborough Township School District, (FSA),
                   5.375%, 10/1/18                                                          825,163
          750      Hunterdon Central Regional High School District,
                   (FSA), 4.75%, 5/1/12                                                     826,470
        1,000      Jersey City, (AMBAC), 5.25%, 3/1/14                                    1,136,220
          725      Monroe Township Board of Education, (FGIC),
                   5.20%, 8/1/11                                                            827,675
          825      Monroe Township Board of Education, (FGIC),
                   5.20%, 8/1/14                                                            937,373
          700      Montville Township, (AMBAC), 4.20%, 8/1/12                               734,573

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

   $      255      Ocean Township Board of Education, (FGIC),
                   4.50%, 8/1/12                                                      $     277,606
        1,000      Passaic County, (FSA), 5.25%, 6/1/13                                   1,123,210
          500      Puerto Rico Public Improvements, (XLCA),
                   5.25%, 7/1/17                                                            568,715
          850      Roselle, (MBIA), 4.65%, 10/15/03                                         851,309
        1,300      Washington Township Board of Education, (MBIA),
                   5.125%, 2/1/15                                                         1,397,734
---------------------------------------------------------------------------------------------------
                                                                                      $  11,894,972
---------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.6%

   $    1,300      New Jersey Health Care Facilities Financing Authority,
                   (AHS Hospital  Corp.), (AMBAC), 6.00%, 7/1/12(1)                   $   1,539,889
        1,410      New Jersey Health Care Facilities Financing Authority,
                   (Dover General Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                                                          1,471,335
---------------------------------------------------------------------------------------------------
                                                                                      $   3,011,224
---------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 4.7%

   $    1,645      New Brunswick Parking Authority, (FGIC),
                   5.25%, 9/1/13                                                      $   1,847,121
          610      Puerto Rico Public Finance Corp., (AMBAC),
                   5.375%, 6/1/17                                                           705,654
---------------------------------------------------------------------------------------------------
                                                                                      $   2,552,775
---------------------------------------------------------------------------------------------------

INSURED-NURSING HOME -- 0.8%

   $      400      Rahway Geriatrics Center Inc., (MBIA),
                   5.25%, 5/1/15                                                      $     450,936
---------------------------------------------------------------------------------------------------
                                                                                      $     450,936
---------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 4.1%

   $      500      Monmouth County Improvements Authority, (AMBAC),
                   5.00%, 12/1/11                                                     $     563,500
        1,000      Monmouth County Improvements Authority, (FSA),
                   5.00%, 12/1/16                                                         1,089,220
          500      Trenton Parking Authority, (FGIC), 5.125%, 4/1/12                        556,100
---------------------------------------------------------------------------------------------------
                                                                                      $   2,208,820
---------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 8.4%

   $    1,000      Delaware River Port Authority, (FSA), 5.10%, 1/1/20                $   1,061,510
          500      Delaware River Port Authority, (FSA), 5.50%, 1/1/10                      574,600
          750      Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/15                                                           846,120
   $    1,500      New Jersey Economic Development Authority,
                   (New Jersey Motor Vehicle Commission), (MBIA),
                   0.00%, 7/1/14                                                      $     952,425
          750      New Jersey Transportation Trust Fund Authority,
                   (Transportation System), (AMBAC), 5.50%, 12/15/13                        871,905
          250      South Jersey Transportation Authority, (AMBAC),
                   5.00%, 11/1/18                                                           266,403
---------------------------------------------------------------------------------------------------
                                                                                      $   4,572,963
---------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 9.5%

   $      185      Atlantic Highlands Sewer Authority, (FGIC),
                   4.125%, 1/1/12                                                     $     194,505
        1,135      Bayonne Municipal Utilities Authority, (XLCA),
                   5.25%, 4/1/19                                                          1,231,759
          420      Musconetcong Sewer Authority, (MBIA), 5.25%, 1/1/13                      475,692
        1,000      North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16                    1,109,900
          565      Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16                       329,858
          565      Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17                       311,372
          565      Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18                       292,800
        1,090      Pequannock Lincoln Park and Fairfield Sewage Authority,
                   (MBIA), 5.125%, 12/1/14                                                1,224,037
---------------------------------------------------------------------------------------------------
                                                                                      $   5,169,923
---------------------------------------------------------------------------------------------------

NURSING HOME -- 1.0%

   $      500      New Jersey EDA, (Masonic Charity Foundation),
                   4.80%, 6/1/11                                                      $     540,435
---------------------------------------------------------------------------------------------------
                                                                                      $     540,435
---------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.1%

   $      300      New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18                $     300,837
          300      New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                      285,717
---------------------------------------------------------------------------------------------------
                                                                                      $     586,554
---------------------------------------------------------------------------------------------------

SOLID WASTE -- 0.5%

   $      255      Atlantic County Utilities Authority, Solid Waste System,
                   7.00%, 3/1/08                                                      $     249,882
---------------------------------------------------------------------------------------------------
                                                                                      $     249,882
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.4%

   $      450      Delaware River Joint Toll Bridge Commission, PA,
                   5.25%, 7/1/15                                                      $     496,368
        1,000      New Jersey Transportation Trust Fund Authority, Variable
                   Rate, 6/15/17(2)(3)                                                    1,130,230

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)

   $      700      Port Authority of New York and New Jersey, (AMT),
                   5.50%, 7/15/12                                                     $     751,688
---------------------------------------------------------------------------------------------------
                                                                                      $   2,378,286
---------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.0%

   $    1,000      Ocean County Wastewater Utilities Authority,
                   5.25%, 1/1/17                                                      $   1,095,530
---------------------------------------------------------------------------------------------------
                                                                                      $   1,095,530
---------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.6%
   (IDENTIFIED COST $50,476,660)                                                      $  53,378,838
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                                $     750,182
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $  54,129,020
---------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 65.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.1% to 18.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
COGENERATION -- 0.5%

   $      600      Suffolk County IDA, (Nissequogue Cogeneration Partners
                   Facility), (AMT), 5.50%, 1/1/23                                    $     556,920
---------------------------------------------------------------------------------------------------
                                                                                      $     556,920
---------------------------------------------------------------------------------------------------

EDUCATION -- 2.1%

   $    1,000      New York Dormitory Authority, (Columbia University),
                   5.125%, 7/1/15                                                     $   1,118,760
          600      New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/15                                  673,014
          105      New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/19                                  117,406
          625      Troy IDA, (Rensselaer Polytechnic Institute),
                   5.50%, 9/1/15                                                            708,512
---------------------------------------------------------------------------------------------------
                                                                                      $   2,617,692
---------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.8%

   $    1,000      Long Island Power Authority, NY, Electric System Revenue,
                   5.25%, 6/1/13                                                      $   1,094,660
        2,500      New York Energy Research and Development Authority
                   Facility, (AMT), 4.70%, 6/1/36                                         2,531,025
        1,000      New York Power Authority , 5.00%, 11/15/11                             1,121,390
---------------------------------------------------------------------------------------------------
                                                                                      $   4,747,075
---------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.5%

   $    1,750      Metropolitan Transportation Authority, Prerefunded to
                   7/1/15, 5.50%, 7/1/17                                              $   2,063,477
          500      New York Environmental Facility Corp., Clean Water,
                   (New York City Municipal Water), Escrowed to Maturity,
                   5.25%, 6/15/14                                                           558,600
          300      New York Environmental Facility Corp., Clean Water,
                   Escrowed to Maturity, 5.25%, 6/15/11                                     337,896
          635      New York Environmental Facility Corp., Pollution Control,
                   (New York City Municipal Water), Escrowed to Maturity,
                   5.75%, 6/15/10                                                           750,557
          745      New York Environmental Facility Corp., Pollution Control,
                   (New York City Municipal Water), Escrowed to Maturity,
                   5.75%, 6/15/10                                                           880,575
        1,030      Triborough Bridge and Tunnel Authority, Escrowed to Maturity,
                   5.00%, 1/1/20                                                          1,128,973
        1,000      Triborough Bridge and Tunnel Authority, Prerefunded to
                   1/1/16, 5.375%, 1/1/19                                                 1,161,080
        1,000      Triborough Bridge and Tunnel Authority, Prerefunded to
                   1/1/17, 5.25%, 1/1/17                                                  1,155,440
---------------------------------------------------------------------------------------------------
                                                                                      $   8,036,598
---------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.6%

   $    1,000      New York City, 0.00%, 8/1/08                                       $     869,070
        1,000      New York City, 0.00%, 8/1/08                                             869,070
          250      New York City, 5.875%, 8/15/13                                           275,682
---------------------------------------------------------------------------------------------------
                                                                                      $   2,013,822
---------------------------------------------------------------------------------------------------

HEALTH CARE - MISCELLANEOUS -- 0.6%

   $      310      Suffolk County IDA, (Alliance of Long Island Agencies),
                   7.50%, 9/1/15                                                      $     331,021
          400      Westchester County IDA, (Children's Village),
                   5.375%, 3/15/19                                                          414,648
---------------------------------------------------------------------------------------------------
                                                                                      $     745,669
---------------------------------------------------------------------------------------------------

HOSPITAL -- 7.1%

   $      485      Chautauqua County IDA, (Womans Christian Association),
                   6.35%, 11/15/17                                                    $     451,617
          580      Fulton County IDA, (Nathan Littauer Hospital),
                   5.75%, 11/1/09                                                           549,080
          275      Nassau County Industrial Development Agency,
                   (North Shore Health System), 5.875%, 11/1/11                             300,927
        1,000      New York Dormitory Authority, (Child Care Facility),
                   5.375%, 4/1/14                                                         1,101,690
        2,000      New York Dormitory Authority, (Department of Health),
                   5.375%, 7/1/08                                                         2,190,720
        1,200      New York Dormitory Authority, (Lenox Hill Hospital),
                   5.75%, 7/1/15                                                          1,318,476
          500      New York Dormitory Authority, (Lenox Hill Hospital),
                   5.75%, 7/1/17                                                            541,125
        1,000      New York State HFA, Health Facilities, 6.375%, 11/1/03                 1,004,270
          500      Oneida County IDA, (St. Elizabeth Medical Center),
                   5.50%, 12/1/10                                                           488,885
          750      Suffolk County Industrial Development Agency,
                   (Huntington Hospital), 6.00%, 11/1/22                                    795,480
---------------------------------------------------------------------------------------------------
                                                                                      $   8,742,270
---------------------------------------------------------------------------------------------------

HOUSING -- 0.8%

   $      445      New York City Housing Development Corp., MFMR,
                   5.625%, 5/1/12                                                     $     450,456
          500      New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                                           525,990
---------------------------------------------------------------------------------------------------
                                                                                      $     976,446
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE -- 1.8%

   $    1,000      Dutchess County IDA, (IBM), (AMT), 5.45%, 12/1/29                  $   1,112,710
          250      Onondaga County, IDA, (Senior Air Cargo), (AMT),
                   6.125%, 1/1/32                                                           250,145
        1,500      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                            855,030
---------------------------------------------------------------------------------------------------
                                                                                      $   2,217,885
---------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.3%

   $    1,000      New York Dormitory Authority Revenue, (State University
                   Educational Facilities), (FSA), 5.75%, 5/15/17                     $   1,188,790
        1,455      New York Dormitory Authority, (Mt. Sinai School of
                   Medicine), (MBIA), 5.25%, 7/1/13                                       1,639,421
        1,000      New York Dormitory Authority, (New York University),
                   (AMBAC), 5.50%, 7/1/19                                                 1,159,320
        1,000      New York Dormitory Authority, (University Educational
                   Facilities), (FGIC), 5.25%, 5/15/13                                    1,135,530
        1,000      New York Dormitory, (City University), (AMBAC),
                   5.625%, 7/1/16                                                         1,172,520
          250      Niagara County IDA, (Niagara University), (AMBAC),
                   5.25%, 10/1/18                                                           286,677
---------------------------------------------------------------------------------------------------
                                                                                      $   6,582,258
---------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.1%

   $      500      Long Island Power Authority, Electric System Revenue,
                   (FSA), 0.00%, 6/1/15                                               $     312,980
          500      Long Island Power Authority, Electric System Revenue,
                   (FSA), 5.00%, 12/1/18                                                    536,125
        1,000      Long Island Power Authority, Electric System Revenue,
                   (FSA), 5.25%, 12/1/14                                                  1,159,080
        1,000      Long Island Power Authority, Electric System Revenue,
                   (FSA), 5.50%, 12/1/13                                                  1,179,700
        2,500      Puerto Rico Electric Power Authority, (MBIA),
                   5.50%, 7/1/16                                                          2,930,400
        1,250      Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                         1,434,025
---------------------------------------------------------------------------------------------------
                                                                                      $   7,552,310
---------------------------------------------------------------------------------------------------

INSURED-ESCROWED/PREREFUNDED -- 5.3%

   $    2,000      Metropolitan Transportation Authority of New York, (FGIC),
                   Prerefunded to 10/1/15, 5.00%, 4/1/23                              $   2,263,640
        2,240      Metropolitan Transportation Authority, (FGIC),
                   Prerefunded to 7/1/08, 5.70%, 7/1/10                                   2,608,928
        1,000      Metropolitan Transportation Authority, (FGIC),
                   Prerefunded to 7/1/09, 5.25%, 7/1/17                                   1,149,930
   $      450      New York Thruway Authority Service Contract,
                   (Local Highway and Bridge), (MBIA),
                   Prerefunded to 4/1/09, 5.40%, 4/1/15                               $     522,468
---------------------------------------------------------------------------------------------------
                                                                                      $   6,544,966
---------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 11.3%

   $      500      Clarence, Central School District, (FSA),
                   5.00%, 5/15/17                                                     $     536,335
        1,110      East Bloomfield Central School District, (FGIC),
                   5.00%, 6/15/18                                                         1,182,894
        1,880      Erie County Public Improvements, (FGIC), 5.00%, 9/1/14                 2,061,928
        1,000      Monroe County, (Public Improvements), (MBIA),
                   6.00%, 3/1/19                                                          1,213,600
        1,000      New York City, (MBIA), 5.75%, 8/1/14                                   1,152,810
        1,500      New York City, (XLCA), 5.50%, 8/1/12                                   1,716,930
        1,175      Puerto Rico Public Improvements, (XLCA),
                   5.50%, 7/1/15                                                          1,368,323
        1,915      Puerto Rico, (FGIC), 5.50%, 7/1/17                                     2,241,986
        1,645      Red Hook Central School District, (FSA),
                   5.125%, 6/15/16                                                        1,796,932
          620      Shenendehowa Central School District, (FSA),
                   5.00%, 5/1/14                                                            678,094
---------------------------------------------------------------------------------------------------
                                                                                      $  13,949,832
---------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.4%

   $    1,600      New York Dormitory Authority, (Memorial Sloan
                   Kettering Cancer Center), (MBIA), 5.50%, 7/1/17                    $   1,843,616
        1,000      New York Dormitory Authority, (Memorial Sloan-Kettering
                   Cancer Center), (MBIA), 5.00%, 7/1/20                                  1,049,930
          500      New York Dormitory Authority, (Mental Health Services
                   Facilities), (FSA), 5.125%, 8/15/17                                      543,035
        1,310      New York Dormitory Authority, (Mental Health
                   Services Facilities), (MBIA), 5.50%, 8/15/13                           1,475,859
          500      New York Dormitory Authority, (New York and
                   Presbyterian Hospital), (FSA), 5.50%, 8/1/11                             572,710

---------------------------------------------------------------------------------------------------
                                                                                      $   5,485,150
---------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.1%

   $    1,000      New York Dormitory Authority, (Municipal Health
                   Facilities), (FSA), 5.50%, 1/15/13                                 $   1,127,530
          250      New York Urban Development Corp., (Correctional
                   Facilities), (AMBAC), 5.25%, 1/1/15                                      276,472
---------------------------------------------------------------------------------------------------
                                                                                      $   1,404,002
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 2.2%

   $    2,250      New York Local Government Assistance Corp., (MBIA),
                   0.00%, 4/1/13                                                      $   1,576,732
        1,000      New York Urban Development Corp., (Personal Income Tax),
                   (MBIA), 5.375%, 3/15/17                                                1,098,210
---------------------------------------------------------------------------------------------------
                                                                                      $   2,674,942
---------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 10.2%

   $    1,150      Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/15                                                     $   1,297,384
        1,000      Metropolitan Transportation Authority, (MBIA),
                   5.50%, 11/15/13                                                        1,158,230
        1,250      Metropolitan Transportation Authority, (MBIA),
                   5.50%, 7/1/14                                                          1,447,438
          500      Monroe County Airport Authority, (MBIA), (AMT),
                   Variable Rate, 1/1/17(1)(2)                                              653,895
        2,500      New York Thruway Authority, (Local Highway & Bridge),
                   (XLCA), 5.50%, 4/1/13                                                  2,830,200
        1,000      Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                        1,170,750
        1,850      Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/15                                                          2,169,773
        1,585      Puerto Rico Highway and Transportation Finance Authority,
                   (FSA), 5.50%, 7/1/12                                                   1,842,246
---------------------------------------------------------------------------------------------------
                                                                                      $  12,569,916
---------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 6.8%

   $    1,300      New York Dormitory Authority, (Court Facilities),
                   5.50%, 5/15/19                                                     $   1,398,995
        2,000      New York State Energy Research and Development
                   Authority, (Western NY Nuclear Service Center),
                   6.00%, 4/1/06                                                          2,206,480
        1,485      New York State Thruway Authority, Special Obligations,
                   0.00%, 1/1/04                                                          1,479,817
        1,000      New York State Urban Development Corp.,
                   (Youth Facilities), 5.75%, 4/1/10                                      1,106,620
        1,000      New York Thruway Authority, 5.75%, 4/1/16                              1,129,530
        1,000      New York Urban Development Corp., (Correctional and
                   Youth Facilities), 5.50%, 1/1/17                                       1,125,370
---------------------------------------------------------------------------------------------------
                                                                                      $   8,446,812
---------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.2%

   $      750      Albany Industrial Development Agency,
                   (Charitable Leadership), 6.00%, 7/1/19                             $     790,388
          700      New York, United Nations Development Corp.,
                   5.00%, 7/1/06                                                            701,883
---------------------------------------------------------------------------------------------------
                                                                                      $   1,492,271
---------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.0%

   $      345      Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12               $     352,542
          400      Mt. Vernon IDA, (Wartburg Senior Housing, Inc.),
                   6.15%, 6/1/19                                                            385,564
          500      Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19                   523,945
---------------------------------------------------------------------------------------------------
                                                                                      $   1,262,051
---------------------------------------------------------------------------------------------------

SOLID WASTE -- 0.6%

   $      750      Hempstead IDA, (American Refuel), 5.00%, 12/1/10                   $     790,793
---------------------------------------------------------------------------------------------------
                                                                                      $     790,793
---------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 7.9%

   $    1,140      34th Street Partnership, Inc., 5.00%, 1/1/17                       $   1,220,541
        1,000      New York City Transitional Finance Authority,
                   4.75%, 11/15/23                                                        1,004,180
        1,100      New York City Transitional Finance Authority,
                   5.00%, 5/1/16                                                          1,157,882
        1,155      New York City Transitional Finance Authority,
                   5.375%, 2/1/15                                                         1,292,688
          500      New York City Transitional Finance Authority, (Future Tax),
                   5.375%, 2/15/14                                                          557,725
        1,000      New York City Transitional Finance Authority, Future Tax,
                   5.375%, 2/2/13                                                         1,120,580
        3,000      New York Local Government Assistance Corp.,
                   5.25%, 4/1/16                                                          3,370,830
---------------------------------------------------------------------------------------------------
                                                                                      $   9,724,426
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.2%

   $    3,000      Port Authority of New York and New Jersey, (AMT),
                   6.00%, 7/1/14(3)                                                   $   3,326,760
        1,685      Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15                  1,822,648
---------------------------------------------------------------------------------------------------
                                                                                      $   5,149,408
---------------------------------------------------------------------------------------------------

WATER AND SEWER -- 5.9%

   $    2,000      New York City Municipal Water Finance Authority,
                   5.125%, 6/15/21                                                    $   2,057,920
        1,000      New York City Municipal Water Finance Authority,
                   5.375%, 6/15/15                                                        1,119,330
        2,500      New York Environmental Facilities Corp., Water Finance
                   Authority, 5.00%, 6/15/17                                              2,710,875
          200      New York Environmental Facility Corp., Clean Water,
                   5.25%, 6/15/11                                                           222,172
        1,000      New York Environmental Facility Corp., Clean Water,
                   (Municipal Water Finance), 5.00%, 6/15/16                              1,080,520
          120      New York Environmental Facility Corp., Pollution Control,
                   (New York City Municipal Water), 5.75%, 6/15/10                          140,762
---------------------------------------------------------------------------------------------------
                                                                                      $   7,331,579
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 98.3%
   (IDENTIFIED COST $115,830,747)                                                     $ 121,615,093
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                                $   2,153,825
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $ 123,768,918
---------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 46.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.4% to 17.5% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
EDUCATION -- 9.0%
---------------------------------------------------------------------------------------------------
   $      500      Ohio Higher Educational Facilities Commission,
                   (John Carroll University), 5.00%, 11/15/13                         $     544,750
          900      Ohio Higher Educational Facilities, (Kenyon College),
                   5.05%, 7/1/37                                                            944,271
          500      Ohio State University General Receipts, 5.25%, 12/1/17                   553,420
---------------------------------------------------------------------------------------------------
                                                                                      $   2,042,441
---------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 10.0%

   $      100      Cuyahoga County, Sewer Improvement District,
                   5.45%, 12/1/15                                                     $     108,792
          500      Hamilton School District, 6.15%, 12/1/15                                 610,485
          300      Kings County Local School District, 7.60%, 12/1/10                       340,758
          500      Ohio, 0.00%, 8/1/04                                                      495,515
          500      Ohio, 0.00%, 8/1/05                                                      487,445
          250      Ohio, 0.00%, 8/1/08                                                      220,220
---------------------------------------------------------------------------------------------------
                                                                                      $   2,263,215
---------------------------------------------------------------------------------------------------

HOSPITAL -- 7.2%

   $      500      Cuyahoga County, (Cleveland Clinic Health System),
                   6.00%, 1/1/17                                                      $     554,265
          500      Erie County Hospital Facility, (Firelands Regional
                   Medical Center), 5.50%, 8/15/12                                          546,285
          250      Parma, Hospital Improvement, (Parma Community
                   General Hospital Association), 5.25%, 11/1/13                            262,692
          250      Richland County Hospital Facilities, (Medcentral Health
                   Systems), 6.375%, 11/15/22                                               267,095
---------------------------------------------------------------------------------------------------
                                                                                      $   1,630,337
---------------------------------------------------------------------------------------------------

HOUSING -- 2.2%

   $      480      Ohio Housing Finance Agency Mortgage, (AMT),
                   4.55%, 9/1/11                                                      $     499,738
---------------------------------------------------------------------------------------------------
                                                                                      $     499,738
---------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.8%

   $      500      Dayton, Special Facilities Revenue, (Emery Air Freight),
                   5.625%, 2/1/18                                                     $     382,095
          250      Ohio Economic Development, (Ohio Enterprise Bond Fund),
                   (AMT), 5.25%, 12/1/15                                                    260,832
---------------------------------------------------------------------------------------------------
                                                                                      $     642,927
---------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 3.5%

   $      750      University of Cincinnati General Receipts, (FGIC),
                   5.00%, 6/1/19                                                      $     800,617
---------------------------------------------------------------------------------------------------
                                                                                      $     800,617
---------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 30.2%

   $      200      Amherst School District, (FGIC), 5.00%, 12/1/11                    $     224,972
          250      Athens City School District, (FSA), 5.45%, 12/1/10                       289,692
          500      Cincinnati School District, (School Improvements), (FSA),
                   5.25%, 6/1/16                                                            557,100
          500      Cleveland Municipal School District, (FGIC),
                   5.25%, 12/1/14                                                           561,635
          480      Cleveland, (MBIA), 5.50%, 12/1/14                                        548,448
          265      Clinton Massie Local School District, (AMBAC),
                   0.00%, 12/1/11                                                           198,745
          265      Clinton Massie Local School District, (MBIA),
                   0.00%, 12/1/09                                                           220,795
          225      Finneytown Local School District, (FGIC), 6.15%, 12/1/11                 271,996
        1,000      Hilliard School District, (FGIC), 0.00%, 12/1/14                         639,000
          175      Sciota Valley and Ross County School District, (FGIC),
                   0.00%, 12/1/11                                                           131,246
        1,000      Southwest Licking School Facilities Improvement, (FGIC),
                   7.10%, 12/1/16(1)                                                      1,140,290
          600      Springfield City School District, Clark County, (FGIC),
                   5.00%, 12/1/17                                                           652,968
          500      Strongsville City School District, (MBIA), 5.375%, 12/1/12               575,465
          250      West Clermont School District, (AMBAC), 6.90%, 12/1/12                   285,473
          460      Wyoming, School District, (FGIC), 5.75%, 12/1/17                         548,334
---------------------------------------------------------------------------------------------------
                                                                                      $   6,846,159
---------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.5%

   $      400      Akron, Bath and Copley Township, Hospital District,
                   (Childrens Hospital Center), (FSA), 5.25%, 11/15/15                $     442,968
          500      Cuyahoga County, (Metrohealth System), (MBIA),
                   5.50%, 2/15/12                                                           573,985
---------------------------------------------------------------------------------------------------
                                                                                      $   1,016,953
---------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 2.6%

   $      500      Akron Economic Development, (MBIA), 6.00%, 12/1/12                 $     598,075
---------------------------------------------------------------------------------------------------
                                                                                      $     598,075
---------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.6%

   $      500      Ohio Building Authority, (FSA), 5.50%, 10/1/11                     $     577,955
---------------------------------------------------------------------------------------------------
                                                                                      $     577,955
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX -- 1.7%

   $      365      Ohio Center Local Government Capital Asset Financing
                   Program, (FSA), 4.00%, 12/1/10                                     $     388,039
---------------------------------------------------------------------------------------------------
                                                                                      $     388,039
---------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.3%

   $      300      Cleveland Airport System, (FSA), 5.25%, 1/1/14                     $     327,288
          750      Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                         866,258
---------------------------------------------------------------------------------------------------
                                                                                      $   1,193,546
---------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.3%

   $      475      Cleveland Waterworks, (FSA), 5.375%, 1/1/16                        $     529,502
---------------------------------------------------------------------------------------------------
                                                                                      $     529,502
---------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 4.7%

   $      750      Ohio Parks and Recreational Capital Facilities,
                   5.50%, 6/1/14                                                      $     851,985
          200      Union County, (Pleasant Valley Joint Fire District),
                   6.125%, 12/1/19                                                          208,654
---------------------------------------------------------------------------------------------------
                                                                                      $   1,060,639
---------------------------------------------------------------------------------------------------

NURSING HOME -- 3.2%

   $      600      Cuyahoga County HFA, (Benjamin Rose Institute),
                   5.50%, 12/1/17                                                     $     559,704
          195      Ohio HFA, Retirement Rental Housing, (Encore Retirement
                   Partners), 6.75%, 3/1/19                                                 167,749
---------------------------------------------------------------------------------------------------
                                                                                      $     727,453
---------------------------------------------------------------------------------------------------

POOLED LOANS -- 2.6%

   $      230      Ohio Economic Development Commission, (ABS Industries),
                   (AMT), 6.00%, 6/1/04                                               $     234,552
          200      Toledo Lucas County Port Authority, (Northwest Ohio
                   Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09                     218,504
          150      Toledo Lucas County Port Authority, (Northwest Ohio
                   Bond Fund), (Superior), 5.10%, 5/15/12                                   139,806
---------------------------------------------------------------------------------------------------
                                                                                      $     592,862
---------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.7%

   $      101      Columbus Special Assessment, 6.05%, 9/15/05                        $     101,469
          250      Cuyahoga County, (Rock and Roll Hall of Fame),
                   5.85%, 12/1/08                                                           275,325
---------------------------------------------------------------------------------------------------
                                                                                      $     376,794
---------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.5%

   $      500      Ohio Water Development Authority, (Drinking Water),
                   5.50%, 12/1/14                                                     $     571,300
---------------------------------------------------------------------------------------------------
                                                                                      $     571,300
---------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.6%
   (IDENTIFIED COST $21,157,699)                                                      $  22,358,552
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                                $     318,388
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $  22,676,940
---------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 53.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.2% to 26.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
COGENERATION -- 1.5%

   $      330      Carbon County IDA, (Panther Creek Partners),
                   6.65%, 5/1/10                                                      $     353,341
          600      Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                   7.05%, 12/1/10                                                           620,694
---------------------------------------------------------------------------------------------------
                                                                                      $     974,035
---------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.6%

   $      400      York County IDA, Pollution Control, (Public Service
                   Enterprise Group, Inc.), 5.50%, 9/1/20                             $     396,072
---------------------------------------------------------------------------------------------------
                                                                                      $     396,072
---------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.1%

   $    1,200      Lehigh County, General Purpose Authority,
                   (Muhlenberg Hospital), Escrowed to Maturity,
                   5.75%, 7/15/10                                                     $   1,363,980
---------------------------------------------------------------------------------------------------
                                                                                      $   1,363,980
---------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.4%

   $      250      Allegheny County IDA, (Residential Resources, Inc.),
                   6.50%, 9/1/21                                                      $     242,532
---------------------------------------------------------------------------------------------------
                                                                                      $     242,532
---------------------------------------------------------------------------------------------------

HOSPITAL -- 6.5%

   $      500      Allegheny County Hospital Development Authority,
                   (West Pennsylvania Health System), 8.65%, 11/15/05                 $     496,310
          300      Hazleton Health Services Authority, (Hazleton General
                   Hospital), 5.50%, 7/1/07                                                 305,562
          410      Hazleton Health Services Authority, (St. Joseph's Hospital),
                   5.85%, 7/1/06                                                            422,296
          200      Lebanon County Health Facility Authority, (Good Samaritan
                   Hospital), 5.50%, 11/15/18                                               206,972
           70      McKean County Hospital Authority, (Bradford Hospital),
                   5.375%, 10/1/03                                                           70,003
          500      Pennsylvania Higher Educational Facilities Authority,
                   (UPMC Health System), 6.25%, 1/15/18                                     549,760
        1,350      South Fork Municipal Authority, (Lee Hospital),
                   5.50%, 7/1/11                                                          1,378,228
          800      Washington County Hospital Authority, (Monongahela
                   Vineyard Hospital), 5.00%, 6/1/12                                        839,944
---------------------------------------------------------------------------------------------------
                                                                                      $   4,269,075
---------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.9%

   $      700      Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20             $     708,960
   $      750      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.30%, 6/1/23                                                      $     427,500
          750      Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT),
                   5.10%, 10/1/19                                                           779,490
---------------------------------------------------------------------------------------------------
                                                                                      $   1,915,950
---------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.4%

   $    1,500      Allegheny County, Higher Education Building Authority,
                   (Duquesne University), (AMBAC), 5.00%, 3/1/16(1)                   $   1,614,405
        1,100      Lycoming County Authority College, (Pennsylvania
                   College of Technology), (AMBAC), 5.125%, 5/1/22                        1,149,907
          500      Lycoming County, (Pennsylvania College of Technology),
                   (AMBAC), 4.75%, 5/1/15                                                   535,075
          250      University of Pittsburgh, (FGIC), 5.125%, 6/1/22                         261,442
---------------------------------------------------------------------------------------------------
                                                                                      $   3,560,829
---------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.4%

   $    1,370      Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                     $   1,571,691
---------------------------------------------------------------------------------------------------
                                                                                      $   1,571,691
---------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.0%

   $      290      Pennsylvania Turnpike Commission, Oil Franchise Tax,
                   (AMBAC), Escrowed to Maturity, 5.25%, 12/1/18                      $     320,688
          500      Pleasant Valley School District, (FGIC), Prerefunded to
                   9/1/07, 5.00%, 9/1/10                                                    560,925
        5,000      Westmoreland County, Municipal Authority, Water Utility,
                   (FGIC), Escrowed to Maturity, 0.00%, 8/15/19                           2,391,550
---------------------------------------------------------------------------------------------------
                                                                                      $   3,273,163
---------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 35.3%

   $      250      Allegheny County, (FGIC), 5.25%, 11/1/21                           $     266,960
        1,365      Allegheny County, (FGIC), 5.40%, 11/1/19                               1,505,458
        1,540      Centre County, (MBIA), 5.25%, 7/1/18                                   1,696,064
        1,020      Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16                  596,710
        1,000      Council Rock School District, (MBIA), 5.00%, 11/15/19                  1,058,280
        1,250      Cranberry Township, (FGIC), 5.00%, 12/1/20                             1,310,637
        2,000      Ephrata Area School District, (FGIC), 5.25%, 4/15/19                   2,169,280
        1,635      Harrisburg, (AMBAC), 0.00%, 9/15/12                                    1,157,793
        1,355      McKeesport, (FGIC), 0.00%, 10/1/11                                     1,025,830
        1,000      Norwin School District, (MBIA), 5.00%, 4/1/21                          1,038,310
        1,000      Palmyra Area School District, (FGIC), 5.00%, 5/1/17                    1,076,930
        1,000      Pennsylvania, (AMBAC), 5.00%, 11/15/15                                 1,079,310
        1,000      Philadelphia School District, (FSA), 5.50%, 2/1/17                     1,115,520
          500      Philadelphia School District, (FSA), 5.50%, 2/1/19                       551,390

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

   $    2,000      Pittsburgh, (AMBAC), 5.125%, 9/1/18                                $   2,151,740
        1,000      Pittsburgh, (AMBAC), 5.25%, 9/1/22                                     1,059,590
        1,000      Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17                 1,137,430

        1,000      Reading School District, (FGIC), 0.00%, 1/15/12                          726,550

        1,000      Spring-Ford Area School District, (FSA), 5.00%, 9/1/19                 1,057,740

        1,250      Sto-Rox School District, (FGIC), 5.125%, 12/15/22                      1,304,613
---------------------------------------------------------------------------------------------------
                                                                                      $  23,086,135
---------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%

   $    1,000      Allegheny County Hospital Development Authority,
                   (South Hills Health), (MBIA), 5.50%, 5/1/08                        $   1,096,570
          500      Washington County Hospital Authority, (Washington
                   Hospital), (AMBAC), 5.375%, 7/1/14                                       564,940
---------------------------------------------------------------------------------------------------
                                                                                      $   1,661,510
---------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 4.3%

   $    1,000      Allegheny County Airport, US Airways, (MBIA),
                   5.75%, 1/1/10                                                      $   1,114,320
        1,500      Cambria County IDA, (Pennsylvania Electric), (MBIA),
                   5.35%, 11/1/10                                                         1,724,100
---------------------------------------------------------------------------------------------------
                                                                                      $   2,838,420
---------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.1%

   $      500      Pennsylvania Public School Building Authority, (Garnet Valley
                   School District), (AMBAC), 5.50%, 2/1/20                           $     550,720
        1,355      Philadelphia IDA, Stadium Lease, (FSA), 5.50%, 10/1/21                 1,476,164
---------------------------------------------------------------------------------------------------
                                                                                      $   2,026,884
---------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.2%

   $      750      Puerto Rico Municipal Finance Agency, (FSA),
                   5.25%, 8/1/21                                                      $     808,680
---------------------------------------------------------------------------------------------------
                                                                                      $     808,680
---------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.6%

   $      350      Pittsburgh and Allegheny County, Public Auditorium Authority,
                   (AMBAC), 5.00%, 2/1/24                                             $     356,160
---------------------------------------------------------------------------------------------------
                                                                                      $     356,160
---------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 12.4%

   $      590      Allegheny County Airport, (MBIA), 5.75%, 1/1/12                    $     659,508
        1,000      Allegheny County Port Authority, (FGIC), 5.00%, 3/1/21                 1,042,160
   $      500      Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/14                                                     $     564,970
          210      Pennsylvania Turnpike Commission, Oil Franchise Tax,
                   (AMBAC), 5.25%, 12/1/18                                                  230,051
        1,000      Pennsylvania Turnpike Commission, Registration Fee Revenue,
                   (AMBAC), 5.125%, 7/15/22                                               1,049,580
        1,000      Philadelphia Airport, (FGIC), 5.375%, 7/1/14                           1,084,560
        1,500      Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/15                                                          1,759,275
        1,000      Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/18                                                          1,167,090
          500      Southeastern Pennsylvania Transportation Authority, (FGIC),
                   5.25%, 3/1/16                                                            551,410
---------------------------------------------------------------------------------------------------
                                                                                      $   8,108,604
---------------------------------------------------------------------------------------------------

INSURED-UTILITY -- 1.7%

   $    1,000      Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17               $   1,108,930
---------------------------------------------------------------------------------------------------
                                                                                      $   1,108,930
---------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.8%

   $    1,500      Allegheny County, Sanitation Authority, (MBIA),
                   5.00%, 12/1/19                                                     $   1,596,600
        1,500      Pittsburgh Water and Sewer Authority, (FGIC),
                   5.00%, 9/1/21                                                          1,557,150
---------------------------------------------------------------------------------------------------
                                                                                      $   3,153,750
---------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.8%

   $      500      Bucks County IDA, (Pennswood), 5.80%, 10/1/20                      $     517,680
          330      Chester County IDA, (Kimberton), 8.00%, 9/1/05                           333,317
          390      Cliff House Trust, (AMT), 6.625%, 6/1/27                                 333,746
          335      Crawford County Hospital Authority, (Wesbury United
                   Methodist Community) , 6.00%, 8/15/11                                    335,533
          505      Delaware County Authority, (White Horse Village),
                   6.40%, 7/1/04                                                            513,257
          215      Delaware County IDA, (Glen Riddle), (AMT),
                   8.125%, 9/1/05                                                           219,081
          185      Lancaster County Hospital Authority, (Willow Valley
                   Retirement), 5.55%, 6/1/15                                               196,261
---------------------------------------------------------------------------------------------------
                                                                                      $   2,448,875
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.0%

   $      600      Delaware River Joint Toll Bridge Commission,
                   5.25%, 7/1/15                                                      $     661,824
          640      Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09                   655,616
---------------------------------------------------------------------------------------------------
                                                                                      $   1,317,440
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                      VALUE
---------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
   (IDENTIFIED COST $61,462,333)                                                      $  64,482,715
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                                $     975,085
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $  65,457,800
---------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 80.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.2% to 26.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of September 30, 2003
FINANCIAL STATEMENTS (UNAUDITED)

Statements of Assets and Liabilities

As of September 30, 2003

                                                              CALIFORNIA           FLORIDA         MASSACHUSETTS
                                                           LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments--
   Identified cost                                          $   33,364,750     $   63,778,042     $   77,688,760
   Unrealized appreciation                                       1,725,851          3,322,412          3,920,127
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                       $   35,090,601     $   67,100,454     $   81,608,887
--------------------------------------------------------------------------------------------------------------------
Cash                                                        $      237,121     $       54,795     $       67,852
Receivable for investments sold                                         --          1,003,700            275,000
Interest receivable                                                384,142          1,085,470          1,015,705
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                $   35,711,864     $   69,244,419     $   82,967,444
--------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for daily variation margin on open financial
  futures contracts                                         $       96,062     $      174,000     $      118,483
Demand note payable                                                     --          1,100,000                 --
Payable to affiliate for Trustees' fees                                 --                 --                 23
Accrued expenses                                                     7,617              9,403              9,845
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                           $      103,679     $    1,283,403     $      128,351
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO   $   35,608,185     $   67,961,016     $   82,839,093
--------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals     $   34,179,777     $   65,168,176     $   79,219,164
Net unrealized appreciation (computed on the
  basis of identified cost)                                      1,428,408          2,792,840          3,619,929
--------------------------------------------------------------------------------------------------------------------
TOTAL                                                       $   35,608,185     $   67,961,016     $   82,839,093
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                         NEW JERSEY           NEW YORK            OHIO           PENNSYLVANIA
                                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments--
   Identified cost                                     $   50,476,660     $  115,830,747     $   21,157,699     $   61,462,333
   Unrealized appreciation                                  2,902,178          5,784,346          1,200,853          3,020,382
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                  $   53,378,838     $  121,615,093     $   22,358,552     $   64,482,715
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                   $      123,971     $           --     $           --     $      339,887
Receivable for investments sold                                    --          2,598,986            257,401                 --
Interest receivable                                           713,772          1,750,740            294,423            805,566
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                           $   54,216,581     $  125,964,819     $   22,910,376     $   65,628,168
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for daily variation margin on open
  financial futures contracts                          $       77,572     $      180,787     $       34,527     $      161,312
Demand note payable                                                --          2,000,000            100,000                 --
Due to bank                                                        --              3,902             90,947                 --
Payable to affiliate for Trustees' fees                           211                 --                 25                 --
Accrued expenses                                                9,778             11,212              7,937              9,056
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                      $       87,561     $    2,195,901     $      233,436     $      170,368
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                                $   54,129,020     $  123,768,918     $   22,676,940     $   65,457,800
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions
  and withdrawals                                      $   51,421,957     $  118,446,445     $   21,568,961     $   62,936,595
Net unrealized appreciation (computed on
  the basis of identified cost)                             2,707,063          5,322,473          1,107,979          2,521,205
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                  $   54,129,020     $  123,768,918     $   22,676,940     $   65,457,800
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Operations

For the Six Months Ended September 30, 2003

                                                              CALIFORNIA           FLORIDA         MASSACHUSETTS
                                                           LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                    $      796,299     $    1,583,423     $    1,750,305
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     $      796,299     $    1,583,423     $    1,750,305
--------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                      $       74,602     $      149,813     $      168,549
Trustees fees and expenses                                             553              3,405              3,428
Legal and accounting services                                        8,509              8,216              8,216
Custodian fee                                                       10,934             18,687             19,896
Miscellaneous                                                        5,024              8,264              8,691
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                              $       99,622     $      188,385     $      208,780
--------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                       $      696,677     $    1,395,038     $    1,541,525
--------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)--
   Investment transactions (identified cost basis)          $      (10,429)    $      213,412     $     (174,868)
   Financial futures contracts                                     170,884            390,447            (13,459)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                    $      160,455     $      603,859     $     (188,327)
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                      $       53,748     $      232,923     $      565,719
   Financial futures contracts                                    (315,860)          (578,832)          (301,710)
--------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)        $     (262,112)    $     (345,909)    $      264,009
--------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                     $     (101,657)    $      257,950     $       75,682
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $      595,020     $    1,652,988     $    1,617,207
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                         NEW JERSEY           NEW YORK            OHIO           PENNSYLVANIA
                                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                               $    1,198,730     $    2,685,260     $      512,385     $    1,500,635
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                $    1,198,730     $    2,685,260     $      512,385     $    1,500,635
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                 $      112,271     $      257,917     $       48,581     $      139,373
Trustees fees and expenses                                      1,098              4,443                113              3,404
Legal and accounting services                                   8,216              9,795              7,209              8,311
Custodian fee                                                  15,225             27,245              8,710             19,439
Miscellaneous                                                   6,840             10,676              5,381              7,552
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                         $      143,650     $      310,076     $       69,994     $      178,079
----------------------------------------------------------------------------------------------------------------------------------
Deduct--
   Reduction of custodian fee                          $           --     $           --     $           --     $        3,476
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                               $           --     $           --     $           --     $        3,476
----------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                           $      143,650     $      310,076     $       69,994     $      174,603
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  $    1,055,080     $    2,375,184     $      442,391     $    1,326,032
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)--
   Investment transactions (identified cost basis)     $      (62,732)    $     (292,566)    $      (20,190)    $     (100,981)
   Financial futures contracts                                (19,293)           (58,957)            16,391            283,371
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                               $      (82,025)    $     (351,523)    $       (3,799)    $      182,390
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                 $      481,289     $    1,555,195     $      (17,414)    $      701,835
   Financial futures contracts                               (193,764)          (447,273)           (94,151)          (544,614)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)   $      287,525     $    1,107,922     $     (111,565)    $      157,221
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                $      205,500     $      756,399     $     (115,364)    $      339,611
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS             $    1,260,580     $    3,131,583     $      327,027     $    1,665,643
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2003

                                                              CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                                    $      696,677     $    1,395,038     $    1,541,525
   Net realized gain (loss)                                        160,455            603,859           (188,327)
   Net change in unrealized appreciation (depreciation)           (262,112)          (345,909)           264,009
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $      595,020     $    1,652,988     $    1,617,207
--------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                            $    7,621,449     $   12,189,180     $   19,206,347
   Withdrawals                                                  (4,839,239)       (14,710,041)        (9,953,698)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL TRANSACTIONS                                      $    2,782,210     $   (2,520,861)    $    9,252,649
--------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                       $    3,377,230     $     (867,873)    $   10,869,856
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                      $   32,230,955     $   68,828,889     $   71,969,237
--------------------------------------------------------------------------------------------------------------------
At end of period                                            $   35,608,185     $   67,961,016     $   82,839,093
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                         NEW JERSEY          NEW YORK           OHIO            PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                    LIMITED PORTFOLIO  LIMITED PORTFOLIO LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                               $    1,055,080     $    2,375,184     $      442,391     $    1,326,032
   Net realized gain (loss)                                   (82,025)          (351,523)            (3,799)           182,390
   Net change in unrealized appreciation
    (depreciation)                                            287,525          1,107,922           (111,565)           157,221
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $    1,260,580     $    3,131,583     $      327,027     $    1,665,643
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                       $    8,790,794     $   29,264,635     $    4,045,700     $   12,344,026
   Withdrawals                                             (3,479,042)       (10,467,295)        (2,813,749)        (6,509,002)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS   $    5,311,752     $   18,797,340     $    1,231,951     $    5,835,024
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                             $    6,572,332     $   21,928,923     $    1,558,978     $    7,500,667
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                 $   47,556,688     $  101,839,995     $   21,117,962     $   57,957,133
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                       $   54,129,020     $  123,768,918     $   22,676,940     $   65,457,800
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Year Ended March 31, 2003


                                                              CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                                    $    1,091,403     $    2,327,941     $    2,418,184
   Net realized loss                                              (166,889)          (263,064)          (652,768)
   Net change in unrealized appreciation                         1,137,449          2,290,417          3,031,840
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $    2,061,963     $    4,355,294     $    4,797,256
--------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                            $   13,750,055     $   36,161,356     $   35,620,316
   Withdrawals                                                  (6,040,253)       (12,334,886)       (11,906,929)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS        $    7,709,802     $   23,826,470     $   23,713,387
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                  $    9,771,765     $   28,181,764     $   28,510,643
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                        $   22,459,190     $   40,647,125     $   43,458,594
--------------------------------------------------------------------------------------------------------------------
At end of year                                              $   32,230,955     $   68,828,889     $   71,969,237
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                         NEW JERSEY           NEW YORK            OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                               $    1,887,266     $    3,351,410     $      839,305     $    2,124,247
   Net realized loss                                         (573,236)          (516,039)          (393,016)          (507,265)
   Net change in unrealized appreciation                    1,724,027          3,021,101          1,191,838          1,993,059
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $    3,038,057     $    5,856,472     $    1,638,127     $    3,610,041
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                       $   12,992,956     $   59,696,240     $    4,468,215     $   22,962,822
   Withdrawals                                             (6,550,618)       (20,332,175)        (2,895,164)        (8,454,553)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CAPITAL TRANSACTIONS                                 $    6,442,338     $   39,364,065     $    1,573,051     $   14,508,269
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                             $    9,480,395     $   45,220,537     $    3,211,178     $   18,118,310
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                   $   38,076,293     $   56,619,458     $   17,906,784     $   39,838,823
----------------------------------------------------------------------------------------------------------------------------------
At end of year                                         $   47,556,688     $  101,839,995     $   21,117,962     $   57,957,133
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Supplementary Data

                                                                              CALIFORNIA LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.58%(2)          0.64%      0.65%      0.67%      0.66%      0.62%
   Expenses after custodian fee reduction                      0.58%(2)          0.62%      0.63%      0.64%      0.66%      0.61%
   Net investment income                                       4.09%(2)          4.29%      4.56%      4.77%      4.84%      4.67%
Portfolio Turnover                                                5%                7%         9%         8%        13%        29%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.00%             8.92%      3.04%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   35,608          $ 32,231   $ 22,459   $ 21,513   $ 22,604   $ 28,678
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                               FLORIDA LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.55%(2)          0.57%      0.60%      0.61%      0.62%      0.59%
   Expenses after custodian fee reduction                      0.55%(2)          0.54%      0.57%      0.59%      0.59%      0.57%
   Net investment income                                       4.07%(2)          4.33%      4.74%      4.89%      4.87%      4.68%
Portfolio Turnover                                                9%               23%        15%         7%        16%        16%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.39%             8.88%      4.06%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   67,961          $ 68,829   $ 40,647   $ 39,452   $ 45,023   $ 59,948
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                            MASSACHUSETTS LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.54%(2)          0.57%      0.59%      0.62%      0.61%      0.60%
   Expenses after custodian fee reduction                      0.54%(2)          0.55%      0.56%      0.59%      0.58%      0.57%
   Net investment income                                       3.96%(2)          4.27%      4.70%      5.01%      4.92%      4.67%
Portfolio Turnover                                                6%               22%         8%         8%        15%        19%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.35%             9.48%      3.53%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   82,839          $ 71,969   $ 43,459   $ 37,614   $ 44,189   $ 51,543
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                              NEW JERSEY LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.56%(2)          0.60%      0.62%      0.63%      0.63%      0.62%
   Expenses after custodian fee reduction                      0.56%(2)          0.59%      0.60%      0.61%      0.60%      0.62%
   Net investment income                                       4.09%(2)          4.46%      4.80%      5.06%      5.01%      4.78%
Portfolio Turnover                                                5%               25%        17%        11%        15%        13%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.54%             7.79%      3.16%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   54,129          $ 47,557   $ 38,076   $ 33,337   $ 35,121   $ 39,781
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                               NEW YORK LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003   -----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.52%(2)          0.56%      0.58%      0.60%      0.61%      0.59%
   Expenses after custodian fee reduction                      0.52%(2)          0.54%      0.55%      0.58%      0.58%      0.59%
   Net investment income                                       3.99%(2)          4.29%      4.70%      4.90%      4.95%      4.74%
Portfolio Turnover                                               10%               18%        11%        10%        18%        17%
---------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                                2.88%             8.61%      3.01%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $  123,769         $ 101,840   $ 56,619   $ 50,570   $ 51,675   $ 65,873
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                 OHIO LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.63%(2)          0.67%      0.70%      0.78%      0.69%      0.67%
   Expenses after custodian fee reduction                      0.63%(2)          0.66%      0.67%      0.74%      0.66%      0.64%
   Net investment income                                       3.98%(2)          4.31%      4.47%      4.91%      5.00%      4.85%
Portfolio Turnover                                                9%               12%        19%        17%        13%        19%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                1.73%             8.92%      3.08%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   22,677          $ 21,118   $ 17,907   $ 16,788   $ 19,005   $ 22,801
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                             PENNSYLVANIA LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.56%(2)          0.58%      0.61%      0.64%      0.63%      0.62%
   Expenses after custodian fee reduction                      0.55%(2)          0.56%      0.56%      0.61%      0.61%      0.60%
   Net investment income                                       4.20%(2)          4.52%      4.75%      5.04%      5.03%      4.83%
Portfolio Turnover                                                5%                3%        20%         6%        11%        16%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.79%             8.28%      3.56%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   65,458          $ 57,957   $ 39,839   $ 35,582   $ 38,635   $ 50,771
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At September 30, 2003, Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Pennsylvania Limited Maturity Municipals Fund held an approximate 99.9% in its corresponding portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I OTHER -- Investment transactions are accounted for on a trade-date basis.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2003, each Portfolio paid advisory fees as follows:

   PORTFOLIO                            AMOUNT      EFFECTIVE RATE*
   -----------------------------------------------------------------
   California Limited Portfolio        $  74,602              0.44%
   Florida Limited Portfolio             149,813              0.44%
   Massachusetts Limited Portfolio       168,549              0.43%
   New Jersey Limited Portfolio          112,271              0.43%
   New York Limited Portfolio            257,917              0.43%
   Ohio Limited Portfolio                 48,581              0.44%
   Pennsylvania Limited Portfolio        139,373              0.44%

   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2003, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2003 were as follows:

   California Limited Portfolio
   Purchases                                    $   5,327,604
   Sales                                            1,800,377

   Florida Limited Portfolio
   Purchases                                    $   5,692,504
   Sales                                            6,511,111

   Massachusetts Limited Portfolio
   Purchases                                    $  15,525,088
   Sales                                            4,562,198

   New Jersey Limited Portfolio
   Purchases                                    $   8,665,775
   Sales                                            2,300,353

   New York Limited Portfolio
   Purchases                                    $  31,463,949
   Sales                                           11,319,934

   Ohio Limited Portfolio
   Purchases                                    $   3,447,536
   Sales                                            2,045,788

   Pennsylvania Limited Portfolio
   Purchases                                    $  10,228,536
   Sales                                            3,276,620

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2003, as computed on a federal income tax basis, are as follows:

   California Limited Portfolio
   Aggregate cost                               $  33,336,840
   ----------------------------------------------------------
   Gross unrealized appreciation                $   1,851,528
   Gross unrealized depreciation                      (97,767)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   1,753,761
   ----------------------------------------------------------

   Florida Limited Portfolio
   Aggregate cost                               $  63,756,703
   ----------------------------------------------------------
   Gross unrealized appreciation                $   3,659,289
   Gross unrealized depreciation                     (315,538)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   3,343,751
   ----------------------------------------------------------

   Massachusetts Limited Portfolio
   Aggregate cost                               $  77,647,219
   ----------------------------------------------------------
   Gross unrealized appreciation                $   4,199,302
   Gross unrealized depreciation                     (237,634)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   3,961,668
   ----------------------------------------------------------

   New Jersey Limited Portfolio
   Aggregate cost                               $  50,430,246
   ----------------------------------------------------------
   Gross unrealized appreciation                $   3,197,679
   Gross unrealized depreciation                     (249,087)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   2,948,592
   ----------------------------------------------------------

   New York Limited Portfolio
   Aggregate cost                               $ 115,775,818
   ----------------------------------------------------------
   Gross unrealized appreciation                $   6,657,393
   Gross unrealized depreciation                     (818,118)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   5,839,275
   ----------------------------------------------------------

   Ohio Limited Portfolio
   Aggregate cost                               $  21,157,002
   ----------------------------------------------------------
   Gross unrealized appreciation                $   1,467,587
   Gross unrealized depreciation                     (266,037)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   1,201,550
   ----------------------------------------------------------

   Pennsylvania Limited Portfolio
   Aggregate cost                               $  61,427,708
   ----------------------------------------------------------
   Gross unrealized appreciation                $   3,496,348
   Gross unrealized depreciation                     (441,341)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   3,055,007
   ----------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2003, the Florida Limited Portfolio, New York Limited Portfolio and the Ohio Limited Portfolio had balances outstanding pursuant to this line of credit of $1,100,000, $2,000,000 and $100,000, respectively. The Portfolios did not have significant borrowings or allocated fees during the six months ended September 30, 2003.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2003, is as follows:

   FUTURES CONTRACTS

                   EXPIRATION                                        NET UNREALIZED
   PORTFOLIO       DATE         CONTRACTS                POSITION     DEPRECIATION
   --------------------------------------------------------------------------------
   California      12/03        53 U.S. Treasury Bond    Short        $  (297,443)
   --------------------------------------------------------------------------------
   Florida         12/03        96 U.S. Treasury Bond    Short           (529,572)
   --------------------------------------------------------------------------------
   Massachusetts   12/03        44 U.S. Treasury Bond    Short           (130,196)
                   12/03        41 U.S. Treasury Note    Short           (170,002)
   --------------------------------------------------------------------------------
   New Jersey      12/03        30 U.S. Treasury Bond    Short            (91,509)
                   12/03        25 U.S. Treasury Note    Short           (103,606)
   --------------------------------------------------------------------------------
   New York        12/03        68 U.S. Treasury Bond    Short           (209,427)
                   12/03        61 U.S. Treasury Note    Short           (252,446)
   --------------------------------------------------------------------------------
   Ohio            12/03        12 U.S. Treasury Bond    Short            (39,616)
                   12/03        13 U.S. Treasury Note    Short            (53,258)
   --------------------------------------------------------------------------------
   Pennsylvania    12/03        89 U.S. Treasury Bond    Short           (499,177)
   --------------------------------------------------------------------------------

   At September 30, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

7  INTERESTHOLDER MEETING

   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                              JESSICA M.    DONALD R.    JAMES B.     SAMUEL L.    WILLIAM H.    NORTON H.     LYNN A.
   PORTFOLIO                  BIBLIOWICZ     DWIGHT       HAWKES     HAYES, III       PARK        REAMER        STOUT
-----------------------------------------------------------------------------------------------------------------------
   California Portfolio
      Affirmative                 99%          99%          99%          99%           99%          99%          99%
      Withhold                     1%           1%           1%           1%            1%           1%           1%

   Florida Portfolio
      Affirmative                 99%          99%          99%          99%           99%          99%          99%
      Withhold                     1%           1%           1%           1%            1%           1%           1%

   Massachusetts Portfolio
      Affirmative                 99%          99%          99%          99%           99%          99%          99%
      Withhold                     1%           1%           1%           1%            1%           1%           1%

   New Jersey Portfolio
      Affirmative                 98%          98%          98%          98%           98%          98%          98%
      Withhold                     2%           2%           2%           2%            2%           2%           2%

   New York Portfolio
      Affirmative                 98%          98%          98%          98%           98%          98%          98%
      Withhold                     2%           2%           2%           2%            2%           2%           2%

   Ohio Portfolio
      Affirmative                 99%          99%          99%          99%           99%          99%          99%
      Withhold                     1%           1%           1%           1%            1%           1%           1%

   Pennsylvania Portfolio
      Affirmative                 98%          99%          99%          98%           99%          99%          98%
      Withhold                     2%           1%           1%           2%            1%           1%           2%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
INVESTMENT MANAGEMENT


Eaton Vance Limited Maturity Municipals Funds

                      OFFICERS                            TRUSTEES
                      Thomas J. Fetter                    Jessica M. Bibliowicz
                      President
                                                          James B. Hawkes
                      James B. Hawkes
                      Vice President and Trustee          Samuel L. Hayes, III

                      Robert B. MacIntosh                 William H. Park
                      Vice President
                                                          Ronald A. Pearlman
                      James L. O'Connor
                      Treasurer                           Norton H. Reamer

                      Alan R. Dynner                      Lynn A. Stout
                      Secretary

Limited Maturity Municipals Portfolios

                      OFFICERS                            TRUSTEES
                      Thomas J. Fetter                    Jessica M. Bibliowicz
                      President
                                                          James B. Hawkes
                      James B Hawkes
                      Vice President and Trustee          Samuel L. Hayes, III

                      Cynthia J. Clemson                  William H. Park
                      Vice President and Portfolio
                      Manager of California, Florida      Ronald A. Pearlman
                      and Pennsylvania Limited
                      Maturity Municipals Portfolios      Norton H. Reamer

                      Robert B. MacIntosh                 Lynn A. Stout
                      Vice President

                      William H. Ahern, Jr.
                      Vice President and Portfolio
                      Manager of Massachusetts,
                      New Jersey, New York and
                      Ohio Limited Maturity
                      Municipals Portfolios

                      William J. Austin, Jr.
                      Treasurer

                      Alan R. Dynner
                      Secretary

        INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


         ADMINISTRATOR OF EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                          EATON VANCE INVESTMENT TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

442-11/03                                                             7LTFSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of

Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust  (On behalf of California Limited Fund)
--------------------------------------------------------------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust (On behalf of Florida Limited Fund)
----------------------------------------------------------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust (On behalf of Massachusetts Limited Fund)
----------------------------------------------------------------------


By:    /s/ Thomas J. Fetter
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust (On behalf of New Jersey Limited Fund)
------------------------------------------------------------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust (On behalf of New York Limited Fund)
-----------------------------------------------------------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust (On behalf of Ohio Limited Fund)
-------------------------------------------------------------


By:     /s/ Thomas J. Fetter
       -------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       -------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:     /s/ Thomas J. Fetter
       -------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust (On behalf of Pennsylvania Limited Fund)
---------------------------------------------------------------------


By:     /s/ Thomas J. Fetter
       ------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'connor
       --------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:     /s/ Thomas J. Fetter
       ------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------